S-K 1605, De-SPAC Background and Terms $ in Millions	Apr. 28, 2026 USD ($)
De-SPAC Transactions, Background, Terms, Effects Disclosure [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the Existing Governing Documents, a public shareholder may request that PCSC redeem its public shares for cash contemporaneously with the vote to approve the Business Combination and prior to the Domestication. If the Business Combination is approved, PCSC will pay to the holders any public shares that have been validly tendered or delivered for redemption a pro rata portion of the aggregate amount then on deposit in the trust account, calculated as of two business days prior to the consummation of the Business Combination and including interest earned on the funds held in the Trust Account not previously released to PCSC for permitted withdrawals. Pursuant to the Business Combination Agreement, the Domestication shall occur at least one business day prior to the Closing Date. As a holder of public shares, you will be entitled to receive cash for any public shares to be redeemed only if you:
(i)	hold public shares; and
(ii)
prior to 5:00 p.m., Eastern Time, on [•], 2026 (two business days prior to the initially scheduled vote at the extraordinary general meeting), (a) submit a written request to the PCSC transfer agent in which you (i) request that PCSC redeem all or a portion of your public shares for cash, and (ii) identify yourself as the beneficial holder of the public shares and provide your legal name, phone number and address; and (b) deliver your public shares to the PCSC transfer agent physically or electronically through DTC.

For illustrative purposes, based on funds in the trust account of approximately $91,918,776.09 on January 6, 2026, the estimated per share redemption price is expected to be approximately $10.66. A public shareholder who has properly tendered or delivered his, her or its public shares for redemption will be entitled to receive his, her or its pro rata portion of the aggregate amount then on deposit in the trust account in cash for such shares only if the Business Combination is completed. If the Business Combination is not completed, the redemptions will be canceled and the tendered shares will be returned to the relevant public shareholders as appropriate. If a public shareholder exercises its redemption rights in full, then it will be electing to exchange its public shares for cash and will no longer own any shares.
Public shareholders who seek to redeem their public shares must demand redemption no later than 5:00 p.m., Eastern Time, on [•], 2026 (two business days prior to the initially scheduled vote at the extraordinary general meeting) by (a) submitting a written request to the PCSC transfer agent that PCSC redeem such holder’s public shares for cash, (b) affirmatively certifying in such request to the PCSC transfer agent for redemption if such holder is acting in concert or as a “group” (as defined in Section 13d-3 of the Exchange Act) with any other shareholder with respect to PCSC Shares and (c) tendering or delivering their PCSC Shares, either physically or electronically through the DWAC system, at the holder’s option, to the PCSC transfer agent prior to the extraordinary general meeting. If you hold the shares in street name, you will have to coordinate with your broker to have your shares certificated or delivered electronically.
Notwithstanding the foregoing, a public shareholder, together with any affiliate of his, her, its or any other person with whom he, she or it is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act) will be restricted from seeking redemption rights with respect to more than 15% of the public shares. Accordingly, any shares held by a public shareholder or “group” in excess of such 15% cap will not be redeemed by PCSC.
See the section entitled “Extraordinary General Meeting of PCSC—Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your public shares for cash. See also “Questions and Answers about the Business Combination—Do I have redemption rights and is there a limit on the number of shares I may redeem?—How do I exercise my redemption rights?” for additional information on the exercise of redemption rights.
As set forth in more detail elsewhere in this proxy statement/prospectus, the public shareholders currently own approximately 77.9% of the issued and outstanding PCSC Shares prior to the Business Combination. Accordingly, public shareholders, as a group, will experience immediate dilution as a consequence of the Business Combination. As redemptions increase, the overall percentage ownership held by the Sponsor, the Perceptive PIPE Investor, Messrs. McKenna, Song and Waksal, Freenome Stockholders and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by public shareholders, thereby increasing dilution to public shareholders. For more information on the percentage of the issued and outstanding shares of New Freenome Common Stock immediately following the Closing that are expected to be held by securityholders, in various redemptions scenarios, see “Dilution.”

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]
Appraisal Rights and Dissenters’ Rights
PCSC’s shareholders do not have appraisal rights in connection with the Business Combination or the Domestication under the DGCL. PCSC’s shareholders do not have dissenters’ rights in connection with the Business Combination or the Domestication under Cayman Islands law.

De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Brief Description [Text Block]
The Business Combination Agreement
This subsection of the proxy statement/prospectus describes the material provisions of the Business Combination Agreement, but does not purport to describe all of the terms of the Business Combination Agreement. The following summary is qualified in its entirety by reference to the complete text of the Business Combination Agreement, which is attached as Annex A to this proxy statement/prospectus. You are urged to read the Business Combination Agreement in its entirety because it is the primary legal document that governs the Business Combination.
The Business Combination Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Business Combination Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating the Business Combination Agreement. The representations, warranties and covenants in the Business Combination Agreement are also modified in part by the underlying disclosure schedules (the “disclosure schedules”), which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to shareholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. We do not believe that the disclosure schedules contain information that is material to an investment decision. Additionally, the representations and warranties of the parties to the Business Combination Agreement may or may not have been accurate as of any specific date and do not purport to be accurate as of the date of this proxy statement/prospectus. Accordingly, no person should rely on the representations and warranties in the Business Combination Agreement or the summaries thereof in this proxy statement/prospectus as characterizations of the actual state of facts about PCSC, Sponsor, Freenome or any other matter.
On December 5, 2025, PCSC, Merger Sub I, Merger Sub II, and Freenome entered into the Business Combination Agreement, which provides for, among other things, the following transactions:
(a)
at least one business day prior to the Closing Date, PCSC will effect the Domestication by de-registering from the Register of Companies in the Cayman Islands and transfer by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the DGCL and Part 12 of the Companies Act (Revised) of the Cayman Islands, upon which PCSC will change its name to “Freenome, Inc.”;

(b)
the parties to the Business Combination Agreement will effect the First Merger by executing and filing a certificate of merger with the Secretary of State of the State of Delaware, pursuant to which Merger Sub I will merge with and into Freenome, with Freenome as the surviving company in the merger and, after giving effect to the First Merger, Freenome will be a wholly-owned subsidiary of PCSC. In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) the Freenome Common Shares issued and outstanding as of immediately prior to the Effective Time (including such shares issued upon the conversion of all shares of Freenome preferred stock into Freenome Common Shares prior to the Effective Time in accordance with the terms of the Business Combination Agreement, but excluding Freenome Common Shares held in treasury or by Freenome stockholders who have properly demanded appraisal of such Freenome Common Shares in accordance with Section 262 of the DGCL) will be automatically canceled and extinguished and converted into the right to receive a number of shares of New Freenome Common Stock equal to the Exchange Ratio, which is based on an implied Freenome base equity value of $725,000,000 and subject to certain adjustments as set forth in the Business Combination Agreement; (ii) each Freenome Option, being an option to purchase Freenome Common Shares, whether vested or unvested, will cease to represent the right to purchase Freenome Common Shares and will be canceled in exchange for a Rollover Option, being an option to purchase New Freenome Common Stock under the New Freenome Equity Incentive Plan, in an amount equal to the product (rounded down to the nearest whole number) of (x) the number of Freenome Common Shares subject to such Freenome Option immediately prior to the Effective Time, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such Freenome Option immediately prior to the Effective Time, divided by (ii) the Exchange Ratio, and generally subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Freenome Option immediately prior to the Effective Time; and (iii) each Freenome RSU Award, being a restricted stock unit award that is outstanding with respect to Freenome Common Shares, whether vested or unvested, will cease to have any rights in respect of the Freenome Common Shares and will be canceled in exchange for a Rollover RSU Award, being a restricted stock unit award under the New Freenome Equity Incentive Plan that settles in a number of shares of New Freenome Common Stock (rounded down to the nearest whole share) in an amount and subject to such terms and conditions, in each case, as to be set forth on an allocation schedule, that will generally be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Freenome RSU Award immediately prior to the Effective Time; and
(c)
as soon as practicable following the Effective Time, but no later than one business day following the Effective Time, subject to the terms and conditions of the Business Combination Agreement, the parties to the Business Combination Agreement will effect the Second Merger by executing and filing a certificate of merger with the Secretary of State of the State of Delaware, pursuant to which Freenome, as the surviving corporation of the First Merger, will merge with and into Merger Sub II, with Merger Sub II continuing as the surviving company in the Second Merger.

In connection with the foregoing and substantially concurrent with the execution of the Business Combination Agreement, PCSC entered into Subscription Agreements with each of the PIPE Investors, pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and PCSC has agreed to issue and sell to the PIPE Investors, an aggregate of 24,000,000 shares of New Freenome Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $240,000,000, which we refer to as the “PIPE Financing.” Pursuant to the Subscription Agreement, the Perceptive PIPE Investor subscribed for 5,500,000 shares of New Freenome Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $55,000,000. PCSC will grant the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the substantially concurrent Closing of the Business Combination.
In connection with the Business Combination, certain related agreements have been, or will be entered into on or prior to the closing of the Business Combination, including the Transaction Support Agreements, the Sponsor Letter Agreement, the Lock-Up Agreement and the Investor Rights Agreement (each as defined in the accompanying proxy statement/prospectus). See “—Related Agreements” for more information.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]
PIPE Financing
In connection with the execution of the Business Combination Agreement, on December 5, 2025, PCSC entered into Subscription Agreements with the PIPE Investors. Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and PCSC agreed to issue and sell to the PIPE Investors, on the Closing Date immediately following the Closing, an aggregate of 24,000,000 shares of New Freenome Common Stock for a purchase price of $10.00 per share, and aggregate gross proceeds of $240.0 million (the “PIPE Financing”).
The obligations of each party to consummate the PIPE Financing are conditioned upon, among other things, (i) the New Freenome Common Stock (including the New Freenome Common Stock issuable to the PIPE Investors pursuant to the Subscription Agreements) having been approved for listing on Nasdaq; (ii) satisfaction of all conditions precedent to the closing of the transactions set forth in the Business Combination Agreement; and (iii) the absence of specified adverse judgements, orders, laws, rules or regulations enjoining or otherwise prohibiting the consummation of the transactions set forth in the Business Combination Agreement.
The obligations of PCSC to consummate the PIPE Financing are further subject to additional conditions, including, among other things: (i) material truth and accuracy of the representations and warranties of the PIPE Investors, subject to customary bringdown standards; and (ii) material compliance by the PIPE Investors with their covenants, agreements and conditions under the Subscription Agreement.
The obligations of the PIPE Investors to consummate the PIPE Financing are further subject to additional conditions, including, among other things: (i) the Business Combination Agreement shall not have been amended, modified, or supplemented, and no condition waived thereunder, in a manner that would reasonably be expected to materially and adversely affect the economic benefits that a PIPE Investor (in its capacity as such) would reasonably expect to receive under the Subscription Agreement; (ii) the material truth and accuracy of the representations and warranties of PCSC in the Subscription Agreement, subject to customary bringdown standards; (iii) no subscription agreement, or other agreements or understandings (including side letters) entered into in connection with the sale of New Freenome Common Stock under the Subscription Agreements, with any other PIPE Investors shall have been amended, modified, or waived in any manner that benefits such other PIPE Investor unless all PIPE Investors have been offered substantially the same benefits (other than terms particular to the legal or regulatory requirements of such other
PIPE Investor or its affiliates or related persons); (iv) all specified consents, waivers or other authorizations and notices, required to be made in connection with the issuance and sale of New Freenome Common Stock under the Subscription Agreements shall have been obtained or made, except where failure to so obtain would not prevent PCSC from consummating the transactions contemplated by the Subscription Agreements; (v) material compliance by PCSC with their covenants, agreements and conditions under the Subscription Agreement; (vi) there has not occurred any material adverse effect or parent material adverse effect since the date of the Subscription Agreement that is continuing.
The Subscription Agreements provide that New Freenome will grant the investors in the PIPE Financing certain customary registration rights.
The foregoing description of the Subscription Agreements and the PIPE Financing is subject to and qualified in its entirety by reference to the full text of the form of Subscription Agreement, a copy of which is attached as Annex C to this proxy statement/prospectus.

De-SPAC, Related Financing Transactions, Payments Made to Investors	$ 240.0
De-SPAC, Background, Contacts Description [Text Block]
Background to the Business Combination
PCSC is a blank check company incorporated on March 22, 2024 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On March 27, 2024, prior to the closing of PCSC’s initial public offering, the Sponsor paid $25,000 to cover certain expenses on PCSC’s behalf in exchange for the issuance of 2,156,250 PCSC Class B Shares, or approximately $0.01 per share. In April 2024, the Sponsor transferred 30,000 PCSC Class B Shares to each of the three independent directors of the PCSC Board: Mark C. McKenna, Kenneth Song, M.D. and Harlan W. Waksal, M.D. On June 13, 2024, PCSC consummated its initial public offering of 8,625,000 PCSC Class A Shares, $0.0001 par value per share, at an offering price of $10.00 per share, which included the exercise in full of the underwriter’s option to purchase an additional 1,125,000 PCSC Class A Shares at the initial public offering price of $10.00 per share to cover over-allotments, and a private placement with the Sponsor of 286,250 PCSC Class A Shares at a price of $10.00 per share. The aggregate net proceeds of $86,250,000 from the initial public offering together with certain of the proceeds from the private placement were placed in the Trust Account established for the benefit of PCSC’s public shareholders and the underwriter of the initial public offering, with Continental Stock Transfer & Trust Company acting as trustee.
Following the completion of its initial public offering, at the direction of the PCSC Board, representatives of PCSC, including Messrs. Stone and Poukalov, and Dr. Hukkelhoven commenced an active, targeted search for potential business combination candidates, leveraging the Sponsor’s network of investment bankers, private equity firms and hedge funds (including Perceptive Advisors and its affiliates), consulting firms, legal and accounting firms, and numerous other business relationships, as well as the prior experience and network of PCSC’s officers and directors.
Consistent with the investment focus and acquisition criteria described in PCSC’s initial public offering prospectus, and based on discussion with the PCSC Board, PCSC targeted potential business combination targets in the life sciences and medical technology sectors that its officers and directors believed, based on their experience, could satisfy all (or a portion) of the following key criteria:
•	have scientific or other competitive advantages in the markets in which they operate and ability to benefit from access to additional capital as well as PCSC’s industry relationships and expertise;
•	are ready to be public companies, with strong management, corporate governance and reporting policies in place;
•	will likely be well received by public investors and are expected to have good access to the public capital markets;
•	have significant embedded and/or underexploited growth opportunities;
•	exhibit unrecognized value or other characteristics that PCSC believes have been misevaluated by the market, based on PCSC’s rigorous analysis and scientific and business due diligence review; and
•	will offer attractive risk-adjusted equity returns for PCSC shareholders.
During this targeted search, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, reviewed approximately 200 potential business combination targets and conducted varying levels of preliminary due diligence on each, and evaluated and analyzed each as a potential business combination target based on, among other things, publicly available information and other market research available to PCSC and its representatives and their existing knowledge of the potential targets as a result of their network and existing relationships. This preliminary diligence, evaluation and analysis with respect to each potential business combination target identified was focused on business, operational and financial matters, including, among other things, product candidate pipelines, other potential product or service offerings, technology, market potential and financial information.
Following this preliminary evaluation, PCSC determined that approximately 20 companies, including Freenome, merited more serious consideration, based on such companies’ scientific approach, development stage, financing needs, management strength and overall alignment with PCSC’s acquisition criteria.
On October 28, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to one such company, Party A.
On November 6, 2024, Party A notified PCSC that it intended to continue pursuing a traditional initial public offering rather than a business combination with PCSC in light of prevailing market conditions and its internal strategic priorities.
On December 19, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to another such company, Party B. With respect to Party B, PCSC determined following outreach to potential financing sources and other stakeholders that there was limited interest in supporting a business combination with Party B on terms PCSC viewed as appropriate, including taking into account the criteria previously discussed by the PCSC Board. As a result, in February 2025, PCSC discontinued discussions with Party B.
After concluding its evaluations of Party A and Party B, PCSC continued to assess potential business combination targets. Through this process, and based on discussion with members of the PCSC Board, PCSC further refined its focus and determined to concentrate its near-term efforts on revisiting a smaller set of potential business combination targets, including Freenome, that PCSC believed were the most compelling opportunities relative to the others reviewed. These were targets that PCSC had previously started to evaluate but placed such efforts on hold as PCSC awaited additional data or developments.
In addition to satisfying one or more of PCSC’s key criteria noted above, PCSC believed these targets were most suitable for a potential business combination based on, among other things:
•	PCSC’s preliminary assessment of the target’s equity valuation;
•	the strength, differentiation, and future prospects of the target’s pipeline, platform, or underlying scientific approach; and
•	the target’s preparedness for a business combination and readiness to operate as a public company on an expeditious signing and closing timeline.
Each of these targets was a development-stage or commercial-stage life sciences company with product candidates or technologies requiring additional funding for clinical development or commercialization. PCSC contemplated transactions in which consideration to the target’s equityholders would consist primarily (if not exclusively) of shares of PCSC. Representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, engaged in varying levels of additional diligence, discussions, and negotiations with these targets, including Freenome, and PCSC management periodically updated the PCSC Board on their progress with respect to screening potential business combination targets.
The Perceptive PIPE Investor, an affiliate of PCSC and the Sponsor, was initially introduced to Freenome in 2019 in the context of a potential investment in Freenome. The Perceptive PIPE Investor invested $20 million in Freenome’s Series B financing in July 2019, $40 million in Freenome’s Series C financing in August 2020, $44 million in Freenome’s Series D financing in December 2021 and $20 million in Freenome’s Series F financing in February 2024. Additionally, the Perceptive PIPE Investor was granted a Freenome Board seat in the Series C financing. Dr. Hukkelhoven has occupied such Freenome Board seat since August 14, 2020.
On February 19, 2025, Dr. Hukkelhoven, in her capacity as an executive officer of the Perceptive PIPE Investor, reached out to the other members of the Freenome Board, consisting of Deepika Pakianathan, Douglas VanOort, Randal Scott, Peter Kolchinsky, Moritz Hartmann, and Josh Lauer, to inquire whether Freenome would be interested in exploring a potential business combination with PCSC. The Perceptive PIPE Investor, was as of such time, and remains, an existing investor in Freenome, and Dr. Hukkelhoven, an executive officer of the Perceptive PIPE Investor, was as of such time, and remains, a member of the Freenome Board. As the Perceptive PIPE Investor has been an investor in Freenome since 2019, the Perceptive PIPE Investor has continuously monitored Freenome’s business progress and capital needs. Dr. Hukkelhoven has been a representative appointed by the Perceptive PIPE Investor on the Freenome Board since 2020. At the direction of the Freenome Board, Dr. Hukkelhoven informed the Perceptive PIPE Investor that Freenome was interested in exploring a capital raising transaction involving the Perceptive PIPE Investor and Dr. Hukkelhoven proposed the terms of the PIPE Financing to the Perceptive PIPE Investor. For more information, see “Business Combination Proposal — Interests of PCSC’s Sponsor, Directors and Officers in the Business Combination.”
In early March 2025, the Freenome Board discussed the outreach from PCSC regarding a potential business combination.
On March 7, 2025, Adam Stone, Chief Executive Officer of PCSC, along with Konstantin Poukalov and Dr. Hukkelhoven, as executive officers of the Perceptive PIPE Investor, met with the Freenome Board (excluding Dr. Hukkelhoven) to discuss the potential business combination opportunity and discussed that PCSC should propose key terms for a potential business combination between the parties to be memorialized in a term sheet. Dr. Hukkelhoven, who has been serving on the Freenome Board in connection with the investment by the Perceptive PIPE Investor in Freenome, reminded the Freenome Board of her affiliation with PCSC and the Sponsor and, after providing an overview of PCSC, recused herself from the remainder of the meeting. The Freenome Board also discussed the de-SPAC process generally.
On May 28, 2025, PCSC circulated an initial draft of the Non-Binding Term Sheet to Freenome. The Freenome Board determined that the Freenome Strategic Transaction Committee would lead the negotiations for Freenome. In August 2023, Freenome’s Board had approved the formation of such Freenome Strategic Transaction Committee in order to explore strategic transactions for Freenome. As of May 2025, the Freenome Strategic Transaction Committee consisted of Deepika Pakianathan, Randal Scott, Doug VanOort and Aaron Elliott.
Over the course of May through early August of 2025, representatives of PCSC, including Adam Stone, Konstantin Poukalov, Dr. Hukkelhoven, Michael Altman, Marcel Rosner, and Carlos Vazquez, and representatives of Freenome, including Aaron Elliott, Riley Ennis, and Thomas Fitzpatrick, and its Freenome Strategic Transaction Committee, consisting of the members identified above, with the assistance of their respective legal counsel at Cooley LLP (“Cooley”) and Goodwin Procter LLP (“Goodwin”), negotiated certain provisions of the Non-Binding Term Sheet. Such provisions included the pre-money base equity value of Freenome (and related adjustments), totaling $725 million, the minimum Aggregate Transaction Proceeds Amount of $200 million, and the size and terms of the post-closing employee equity pools. Dr. Hukkelhoven conveyed and explained the rationale for PCSC’s valuation of Freenome to Freenome management and the Freenome Board and acted as an intermediary between PCSC and Freenome. In the initial draft of the Non-Binding Term Sheet sent in May 2025, PCSC assigned Freenome a post-money valuation of $1.0 billion, subject to confirmatory due diligence, reflecting the following assumptions: (1) a pre-money base equity value for Freenome of $725.0 million and (2) a minimum Aggregate Transaction Proceeds Amount of $250.0 million. In late July 2025, a revised draft of the Non-Binding Term Sheet from PCSC to Freenome increased the post-money valuation of Freenome to $1.05 billion, reflecting a revised assumption of $300 million in aggregate proceeds raised in the PIPE Financing plus the Trust Account’s balance at Closing. In early August 2025, PCSC sent a further revised draft Non-Binding Term Sheet, clarifying that the $1.05 billion post-money valuation of Freenome was in light of the Perceptive PIPE Investor’s plan to invest approximately $25.0 million in the PIPE Financing. In negotiating the pre-money base equity value of Freenome, the parties discussed whether the proceeds from the Exact Sciences transaction or any transaction entered into with Roche should be included in such value. Although these potential transactions had been under discussion, the parties ultimately agreed that such proceeds would not be included in the pre-money base equity value because the transactions had not been completed at the time the valuation was determined and remained contingent. Accordingly, the economic impact of any such transactions, if consummated, would be reflected in the post-money equity value rather than the pre-money valuation. Consistent with this approach, shares issuable upon conversion of Freenome convertible notes and any equity issued in connection with such transactions were excluded from the definition of fully diluted Freenome shares used in determining the Exchange Ratio so that the effects of such instruments and transactions would be reflected in the post-closing ownership rather than diluting the pre-money equity value.
During such period, Freenome was also negotiating its exclusive licensing agreement with Exact Sciences to advance the Exact Sciences Transaction, which was ultimately signed and announced on August 6, 2025. The final terms of the Exact Sciences Transaction are described in “Information about Freenome—Key Collaborations.” Additionally, during this period, Freenome began discussions on a collaboration with Roche, as detailed further below.
On August 6, 2025, the PCSC Board met by videoconference, with members of PCSC management, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, and representatives of Cooley present, to discuss the potential business combination with Freenome and the Non-Binding Term Sheet. Among other things, the final terms of the Non-Binding Term Sheet contemplated that Freenome would be valued at approximately $1.05 billion on a post-Business Combination equity value basis, taking into account, among other things, (i) an assumed $300 million in aggregate proceeds from (a) the PIPE Financing (which would include at least $25 million expected to be contributed by Perceptive Advisors or its affiliates and at least $50 million expected to be contributed by RA Capital or its affiliates) and (b) the Trust Account at the closing, and (ii) an agreed pre-Business Combination base equity value for Freenome of $725 million. The Non-Binding Term Sheet further contemplated, among other things, (a) certain adjustments for leakage to the Freenome base equity value, (b) that any proceeds from the Exact Sciences Transaction or any transaction entered into with Roche would not be counted as part of the base equity value of Freenome and that any shares or other equity interests of Freenome issued and outstanding in connection with such transactions would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio, (c) that in addition to other customary closing conditions, the obligation of Freenome to consummate the Business Combination would be subject to there being Aggregate Transaction Proceeds of at least $250,000,000, (d) a six-month lockup period after consummation of the Business Combination with respect to New Freenome shares to be issued to insider Freenome stockholders, including Perceptive Advisors and RA Capital, in the Business Combination, as well as certain demand and piggyback registration rights for certain stockholders, and (e) the Exclusivity Period binding on both PCSC and Freenome, ending on the later of 5:00 pm Eastern Time on October 5, 2025 and the time at which either party gives written notice to the other party of the termination of exclusivity, provided that PCSC also had the right, in its sole discretion, to elect to earlier terminate the Exclusivity Period by delivering written notice to Freenome at any time on or prior to 11:59 p.m. Eastern Time on September 5, 2025 or by delivering written notice to Freenome at any time if PCSC determines that there has occurred any change or event that has materially and adversely affected, or would reasonably be expected to materially and adversely affect, Freenome.
During the August 6, 2025 PCSC Board meeting, the PCSC Board noted that (i) the Perceptive PIPE Investor was an affiliate of PCSC and the Sponsor and an existing investor in Freenome, (ii) Dr. Hukkelhoven was an executive officer of the Perceptive PIPE Investor and was a director of Freenome, and (iii) all directors serving on the PCSC Board other than Mr. McKenna, Dr. Song and Dr. Waksal, including Dr. Hukkelhoven, as well as the executive officers of PCSC were also employees and/or service providers of Perceptive Advisors, an affiliate of the Sponsor. As a result, the PCSC Board established the Special Committee, consisting solely of Mr. McKenna, Dr. Song and Dr. Waksal as the independent and disinterested members of the PCSC Board, to (i) consider, review and evaluate the terms and conditions, and determine the advisability, of the potential business combination and any alternatives thereto that the Special Committee deems appropriate, (ii) determine whether the potential business combination or any alternative thereto is fair to, and in the best interests of, PCSC and its shareholders and (iii) with respect to any actions required to be taken by the full PCSC Board with respect to the potential business combination or any alternative thereto, recommend to the PCSC Board what action, if any, should be taken by the PCSC Board. The PCSC Board designated Mr. McKenna, Dr. Song and Dr. Waksal as the members of the Special Committee as each of whom had confirmed to the PCSC Board that they did not have any financial interest in or pre-existing relationship with Freenome.
Following adjournment of the PCSC Board meeting, the Special Committee met, with members of PCSC management and representatives of Cooley present. At this meeting, the Special Committee discussed the Non-Binding Term Sheet, determined that the execution, delivery and performance of the Non-Binding Term Sheet by PCSC and the consummation of the transactions contemplated therein were in the best commercial interests of PCSC, and resolved to recommend to the PCSC Board to approve, execute, deliver and perform the Non-Binding Term Sheet and consummate the transactions contemplated therein.
Following conclusion of the Special Committee meeting, the PCSC Board thereafter reconvened and, after receiving the Special Committee’s recommendation and engaging in further discussion, approved and adopted the Non-Binding Term Sheet.
On August 5, 2025, the Freenome Strategic Transaction Committee met by videoconference, with members of Freenome management and other members of the Freenome Board (excluding Dr. Hukkelhoven and Mr. Kolchinsky) and representatives of Goodwin present, and discussed (i) the Exact Sciences Transaction and (ii) the final terms of the Non-Binding Term Sheet.
On August 6, 2025, the Freenome Board met by videoconference, with members of Freenome management and representatives of Goodwin present. It was noted that pursuant to the final Non-Binding Term Sheet, RA Capital intended to be a significant PIPE Investor in the transaction. It was therefore determined that Mr. Kolchinsky would abstain from any vote related to the Non-Binding Term Sheet and the transactions contemplated thereby. The Freenome Board approved execution of the Non-Binding Term Sheet, with Dr. Hukkelhoven and Mr. Kolchinsky, abstaining from the vote.
Later on August 6, 2025, PCSC and Freenome executed the Non-Binding Term Sheet. As of such date, PCSC had not submitted term sheets or letters of intent with respect to any of the other potential business combination targets that had been under consideration, and PCSC subsequently ceased discussions with each of them.
PCSC ultimately determined to abandon the pursuit of additional potential business combination opportunities with potential business combination targets other than Freenome because of, among other things:
•
PCSC’s directors’ and officers’ belief that Freenome was the most attractive opportunity that met PCSC’s key criteria, including due to its differentiated scientific and technological approach, its advancement toward meaningful near- and medium-term development or commercial milestones and the strength and experience of its management team;

•
Freenome’s preparedness and willingness to devote appropriate resources to expeditiously negotiate and sign a definitive agreement, consummate a business combination, and transition to becoming a public company;

•	the more advanced stage of engagement, discussions, and negotiations with Freenome, including substantial progress on key terms and conditions; and
•	Freenome’s willingness to enter into a non-binding term sheet, with exclusivity, on terms PCSC’s directors and officers believed were attractive.
On August 20, 2025, the Special Committee held a call with representatives of Ropes & Gray LLP (“Ropes & Gray”) regarding the potential engagement of Ropes & Gray by the Special Committee as its U.S. counsel.
On August 28, 2025, PCSC and Freenome finalized the terms of and executed a customary confidentiality agreement to facilitate negotiations and the completion of confirmatory due diligence.
During August 2025, PCSC contacted Jefferies and Leerink Partners, requesting that (i) Jefferies act as lead financial advisor and lead capital markets advisor to PCSC with respect to the potential business combination, (ii) Leerink Partners act as PCSC’s joint capital markets advisor, and (iii) Jefferies and Leerink Partners act as joint lead placement agents in connection with the PIPE Financing. PCSC, Jefferies and Leerink Partners executed an engagement letter in respect of such services on September 30, 2025.
During August and September 2025, Freenome connected with a number of potential advisors, including TD Securities (USA) LLC (“TD Cowen”), BTIG, LLC (“BTIG”), and Guggenheim Securities, LLC (“Guggenheim Securities”). It was determined that (i) TD Cowen would act as lead financial advisor to Freenome, (ii) BTIG would act as financial advisor to Freenome and (iii) Guggenheim Securities would act as capital markets advisor to Freenome. Freenome executed engagement letters in respect of such services in November 2025. In connection with these engagements, Freenome agreed to reimburse the financial and capital markets advisors for certain expenses in connection with the Business Combination and to pay an aggregate cash fee of $2.1 million to such advisors, payable upon the closing of the Business Combination.
On September 2, 2025, the Special Committee engaged Ropes & Gray as its U.S. counsel.
On September 8, 2025, Cooley provided to Goodwin and White & Case LLP (“W&C”), legal counsel to Jefferies and Leerink Partners, initial drafts of the form of Subscription Agreement for Perceptive Advisors and RA Capital and the form of Subscription Agreement for all other PIPE Investors. From September 8, 2025 to October 28, 2025, Cooley, Goodwin and W&C negotiated the forms of the Subscription Agreement. In parallel to the preparation of the forms of Subscription Agreement, Jefferies and Leerink Partners, as placement agents for PCSC in connection with the PIPE Financing, commenced outreach to potential investors (including existing Freenome investors) to assess interest in participating in the PIPE Financing.
On September 29, 2025, Scalar, LLC (“Scalar”) was engaged as financial advisor to the Special Committee in connection with the Business Combination.
Throughout September, October and November 2025, the Freenome Strategic Transaction Committee met multiple times to discuss (i) the status of the PIPE Financing and the transaction and (ii) the status of the potential transaction with Roche. In October 2025, the Freenome Board determined to remove Dr. Elliott as a member of the Freenome Strategic Transaction Committee in order to ensure that the Freenome Strategic Transaction Committee would consist solely of disinterested and independent Freenome Board members. As Dr. Elliott is the CEO of Freenome, it was determined he is not independent of Freenome.
On September 30, 2025, the Freenome Strategic Transaction Committee held a meeting. The Freenome Strategic Transaction Committee determined to engage certain of its own advisors as part of its continuing evaluation of the Business Combination. The Freenome Strategic Transaction Committee engaged (i) Richards, Layton & Finger P.A. (“RLF”) as its legal counsel and (ii) H.C. Wainwright & Co., LLC (“HCW”) as its financial advisor in connection with the derivation of an implied valuation analysis of Freenome.
Pursuant to its engagement, HCW agreed to perform certain valuation analyses in order to derive an implied valuation of Freenome and to assist the Freenome Strategic Transaction Committee in assessing whether any developments subsequent to the execution of the non-binding term sheet had affected such valuation. The nature and scope of HCW’s engagement did not require or include the delivery of a fairness opinion. In connection with this engagement, Freenome agreed to pay HCW a fixed cash fee of $475,000, payable upon delivery of its valuation materials, and to reimburse certain expenses and provide customary indemnification. On October 6, 2025, HCW presented certain valuation analyses to the Freenome Strategic Transaction Committee. HCW did not rely on projected or forward-looking financial information provided by Freenome in preparing its analyses. HCW’s analyses included (i) a review of selected publicly traded cancer diagnostics companies, and an examination of enterprise value-to-revenue multiples for such companies, (ii) a review of selected precedent mergers and acquisitions transactions involving cancer diagnostics companies and (iii) an IPO step-up analysis, which considered valuation step-ups observed in recent healthcare initial public offerings relative to prior private financing valuations. These categories of analyses are generally consistent with the types of financial analyses performed by Scalar, LLC (“Scalar”) in connection with Scalar’s fairness opinion, as described in “—Opinion of Scalar, LLC,” although HCW’s work differed in nature and scope and was not performed for the purpose of rendering a fairness opinion.
The materials presented by HCW were provided to the Freenome Strategic Transaction Committee for informational purposes only and did not constitute a recommendation or fairness opinion with respect to the Business Combination. The Freenome Strategic Transaction Committee considered HCW’s analyses as a “market check” in connection with its evaluation of the Business Combination and, based on a review of the respective analyses, did not identify any material inconsistencies between the general valuation ranges implied by HCW’s analyses and the financial analyses underlying Scalar’s fairness opinion, which was provided to the special committee of the board of directors of PCSC.
On October 3, 2025, PCSC and Freenome agreed to extend the Exclusivity Period to November 4, 2025.
On October 6, 2025, Cooley provided to Goodwin an initial draft of the Business Combination Agreement based upon the terms set forth in the Non-Binding Term Sheet. Between October 6, 2025 and December 3, 2025, Goodwin and Cooley exchanged numerous drafts of the Business Combination Agreement and had telephonic discussions and negotiations concerning the terms of the Business Combination Agreement. The matters in the Business Combination Agreement that were discussed and negotiated between the parties and their respective counsel included: (i) the inclusion of a post-closing purchase price adjustment mechanism and related escrow; (ii) the value of the New Freenome common stock to be used in connection with determining the Exchange Ratio (including clarifying that any shares or other equity interests of Freenome issued and outstanding in connection with either the Exact Sciences Transaction or a strategic collaboration agreement with Roche Sequencing Solutions, Inc. to commercialize Freenome’s cancer screening technology (the “Roche Transaction”) would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio); (iii) the treatment of certain unpaid PCSC liabilities in connection with determining the Aggregate Transaction Proceeds; (iv) Freenome’s obligations with respect to the delivery of warrant cancellation agreements and executed Investor Rights Agreements and Transaction Support Agreements by specified Freenome stockholders; (v) the Termination Date; (vi) the composition of the New Freenome board of directors; (vii) PCSC’s obligations relating to obtaining regulatory approval of the Business Combination; and (viii) the size and terms of the New Freenome Incentive Equity Plan and the New Freenome Employee Stock Purchase Plan (including, in each case, agreement to the automatic annual increase in the number of shares of New Freenome Common Stock reserved under each).
Between mid-October 2025 and December 4, 2025, Cooley and Goodwin also exchanged and negotiated on behalf of PCSC and Freenome, respectively, drafts of the disclosure schedules to the Business Combination Agreement and the other ancillary documents, including the Investor Rights Agreement, the Transaction Support Agreement, the New Freenome certificate of incorporation and bylaws, the Lock-Up Agreement and the Sponsor Letter Agreement.
On November 4, 2025, PCSC and Freenome agreed to further extend the Exclusivity Period to December 19, 2025.
On November 18, 2025, Freenome announced its entry into the Roche Transaction. The final terms of the Roche Transaction are described in “Information about Freenome—Key Collaborations”.
Following the announcement of the Roche Transaction, over the course of mid-November 2025 through December 4, 2025, Cooley, Goodwin and W&C negotiated the terms of the Subscription Agreement with the various PIPE Investors.
On November 26, 2025, Cooley circulated to the PCSC Board written materials summarizing the key terms of the then-current drafts of the Business Combination Agreement and related ancillary documents.
On November 28, 2025, a meeting of the Special Committee was held by videoconference, with representatives of Ropes & Gray LLP in attendance. At the meeting, referring to the summary materials provided by Cooley to the members of the PCSC Board on November 26, 2025, representatives of Ropes & Gray provided an update on the proposed Business Combination, including the key terms of the Business Combination Agreement and related ancillary documents, as well as the directors’ duties as members of the PCSC Board under Cayman Islands law. Also at this meeting, the Special Committee unanimously approved the engagement of Maples and Calder (Cayman) LLP (“Maples”) as Cayman Islands counsel to the Special Committee.
On December 1, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Ropes & Gray, Maples, Cooley, Jefferies and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update and overview of the potential business combination and the process related thereto, the key terms of the Business Combination Agreement, as well as certain key developments. PCSC management also discussed with the Special Committee the expected timeline and process for a potential signing of the Business Combination Agreement. Also at this meeting, representatives of Jefferies provided an overview of the PIPE transactions process, the PIPE Investors, and the material terms of the PIPE transaction documents, and representatives of Scalar provided the Special Committee with its preliminary analysis of the financial aspects of the business combination, and representatives of Maples presented an overview of the directors’ duties as members of the PCSC Board under Cayman Islands law.
On December 4, 2025, Scalar provided a customary relationship disclosure letter to representatives of PCSC, Cooley and Ropes & Gray which was shared with the Special Committee.
Also on December 4, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Cooley, Ropes & Gray, Maples and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update on the potential business combination, the definitive transaction documents, and the process related thereto. Also at the meeting, representatives of Scalar reviewed with the Special Committee Scalar’s financial analysis of the Business Combination and rendered to the Special Committee its oral opinion (subsequently confirmed in writing) that, as of such date and based upon and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken, and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to (1) the PCSC Class A Shareholders (other than the Excluded Parties) and (2) PCSC. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination”, the Special Committee then unanimously (i) determined that the entry into the Business Combination Agreement and the other ancillary documents to which PCSC is a party, and the consummation of the transactions contemplated thereby, including the Mergers, are advisable and fair to, and in the best interest of, PCSC and shareholders of PCSC, (ii) recommended to the PCSC Board that it approve the Business Combination Agreement, such other ancillary documents, and the consummation of the transactions contemplated thereby, including the Mergers, and (iii) subject to the terms and conditions of the Business Combination Agreement, resolved to recommend that the shareholders of PCSC adopt the Business Combination Agreement and approve the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Special Committee Recommendation”).
Also on December 4, 2025, a meeting of the PCSC Board was held by videoconference with representatives of Cooley, Ropes & Gray, Ogier, counsel to PCSC with respect to matters of Cayman Islands law since PCSC’s initial public offering, and members of PCSC management in attendance. At the meeting, Cooley and Ogier reviewed the PCSC Board’s fiduciary duties under Cayman law, and then PCSC’s management and representatives of Cooley provided the PCSC Board with an overview of the proposed Business Combination and the key terms of the Business Combination Agreement and related ancillary documents. The PCSC Board was also provided with the Special Committee Recommendation. In addition, members of the PCSC Board reviewed the relationships among certain of the members of the PCSC Board, PCSC officers, the Perceptive PIPE Investor, the Sponsor and Freenome with respect to the proposed Business Combination that were reviewed at the August 6, 2025 meeting of the PCSC Board. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination” and in light of the fact that the implied fair market value of the vested equity of Freenome to be acquired in the Business Combination was equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting discounts held in trust and taxes payable on the interest earned on the Trust Account) at the time of the execution of a definitive agreement for an initial business combination, the PCSC Board unanimously determined, among other things, (i) that it is in the best interests of PCSC to negotiate, execute and deliver the Business Combination Agreement and the ancillary documents thereto, and to consummate the Business Combination, including, but not limited to, the Domestication, the Mergers and the PIPE Financing, (ii) to authorize and approve the form, terms and provisions of the Business Combination Agreement, the Subscription Agreements and the ancillary documents thereto, and PCSC’s performance thereunder and the transactions contemplated thereby, and (iii) that each of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Advisory Governing Documents Proposal, the Nasdaq Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Adjournment Proposal is in the best interests of PCSC and its shareholders, and to recommend that PCSC’s shareholders adopt and approve at the PCSC Shareholders Meeting each such proposal.
The Freenome Strategic Transaction Committee, consisting of Deepika Pakianathan, Randal Scott, and Douglas VanOort met on December 1, December 2, and December 3, 2025, with varying members of Freenome management, including Riley Ennis, Aaron Elliott, and Thomas Fitzpatrick, certain of Freenome’s financial advisors from TD Cowen, Delaware special counsel to the committee from RLF, and Goodwin representatives, to review the final terms of the transaction. On December 3, 2025, the Freenome Strategic Transaction Committee determined to recommend that the Freenome Board approve the transaction, and on December 4, 2025, the Freenome Strategic Transaction Committee unanimously adopted resolutions (i) determining that the entry into the Business Combination Agreement and the other ancillary agreements to which Freenome is a party, and the consummation of the transactions contemplated thereby, are advisable and fair to, and in the best interest of, Freenome and its stockholders; and (ii) recommended to the Freenome Board that it approve the Business Combination Agreement, such other ancillary agreements and the consummation of the transactions contemplated thereby, and that the Freenome Board resolve, subject to the terms and conditions of the Business Combination Agreement, to recommend that the Freenome stockholders adopt the Business Combination Agreement and approve the transactions contemplated thereby.
On December 4, 2025, the Freenome Board held a meeting via teleconference. Following discussions, and upon the recommendation of the Freenome Strategic Transaction Committee, the Freenome Board agreed to adopt and approve resolutions that, among other things, (i) approved the execution, delivery and performance of the Business Combination Agreement and the ancillary agreements; (ii) determined that the Business Combination Agreement, the ancillary agreements, the Business Combination, and other transactions, upon the terms and subject to the conditions set forth therein, are advisable and fair to and in the best interests of Freenome and the Freenome Stockholders; (iii) directed that the adoption of the Business Combination Agreement be submitted to the Freenome Stockholders for consideration and recommended that all of the Freenome Stockholders adopt the Business Combination Agreement; (iv) recommended that the Freenome Stockholders approve the Business Combination and such other transactions and adopt the Business Combination Agreement and the ancillary agreements to which Freenome is a party and (v) approved the filing of a proxy statement in connection therewith.
On December 5, 2025, final versions of the Subscription Agreements were distributed to the prospective PIPE Investors, which reflected the outcome of negotiations between PCSC, Freenome and the prospective PIPE Investors and their respective representatives and advisors. Later that day, the prospective PIPE Investors that had chosen to participate in the PIPE Financing indicated their final subscription amounts, and PCSC and Freenome determined final investment allocations with respect to the PIPE Financing. No material valuations or other information about PCSC, Freenome, New Freenome or the Business Combination were provided to potential PIPE Investors that have not been disclosed publicly.
Also on December 5, 2025, the parties entered into the Business Combination Agreement and the related ancillary documents and the PIPE Investors executed and delivered the Subscription Agreements and applicable Transaction Support Agreements, which provided for binding subscriptions to purchase an aggregate of 24,000,000 shares of New Freenome Common Stock at $10.00 per share.
Later on December 5, 2025, PCSC and Freenome issued a joint press release announcing the execution and delivery of the Business Combination Agreement and Subscription Agreements.

De-SPAC, Background, Negotiations Description [Text Block]
Background to the Business Combination
PCSC is a blank check company incorporated on March 22, 2024 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On March 27, 2024, prior to the closing of PCSC’s initial public offering, the Sponsor paid $25,000 to cover certain expenses on PCSC’s behalf in exchange for the issuance of 2,156,250 PCSC Class B Shares, or approximately $0.01 per share. In April 2024, the Sponsor transferred 30,000 PCSC Class B Shares to each of the three independent directors of the PCSC Board: Mark C. McKenna, Kenneth Song, M.D. and Harlan W. Waksal, M.D. On June 13, 2024, PCSC consummated its initial public offering of 8,625,000 PCSC Class A Shares, $0.0001 par value per share, at an offering price of $10.00 per share, which included the exercise in full of the underwriter’s option to purchase an additional 1,125,000 PCSC Class A Shares at the initial public offering price of $10.00 per share to cover over-allotments, and a private placement with the Sponsor of 286,250 PCSC Class A Shares at a price of $10.00 per share. The aggregate net proceeds of $86,250,000 from the initial public offering together with certain of the proceeds from the private placement were placed in the Trust Account established for the benefit of PCSC’s public shareholders and the underwriter of the initial public offering, with Continental Stock Transfer & Trust Company acting as trustee.
Following the completion of its initial public offering, at the direction of the PCSC Board, representatives of PCSC, including Messrs. Stone and Poukalov, and Dr. Hukkelhoven commenced an active, targeted search for potential business combination candidates, leveraging the Sponsor’s network of investment bankers, private equity firms and hedge funds (including Perceptive Advisors and its affiliates), consulting firms, legal and accounting firms, and numerous other business relationships, as well as the prior experience and network of PCSC’s officers and directors.
Consistent with the investment focus and acquisition criteria described in PCSC’s initial public offering prospectus, and based on discussion with the PCSC Board, PCSC targeted potential business combination targets in the life sciences and medical technology sectors that its officers and directors believed, based on their experience, could satisfy all (or a portion) of the following key criteria:
•	have scientific or other competitive advantages in the markets in which they operate and ability to benefit from access to additional capital as well as PCSC’s industry relationships and expertise;
•	are ready to be public companies, with strong management, corporate governance and reporting policies in place;
•	will likely be well received by public investors and are expected to have good access to the public capital markets;
•	have significant embedded and/or underexploited growth opportunities;
•	exhibit unrecognized value or other characteristics that PCSC believes have been misevaluated by the market, based on PCSC’s rigorous analysis and scientific and business due diligence review; and
•	will offer attractive risk-adjusted equity returns for PCSC shareholders.
During this targeted search, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, reviewed approximately 200 potential business combination targets and conducted varying levels of preliminary due diligence on each, and evaluated and analyzed each as a potential business combination target based on, among other things, publicly available information and other market research available to PCSC and its representatives and their existing knowledge of the potential targets as a result of their network and existing relationships. This preliminary diligence, evaluation and analysis with respect to each potential business combination target identified was focused on business, operational and financial matters, including, among other things, product candidate pipelines, other potential product or service offerings, technology, market potential and financial information.
Following this preliminary evaluation, PCSC determined that approximately 20 companies, including Freenome, merited more serious consideration, based on such companies’ scientific approach, development stage, financing needs, management strength and overall alignment with PCSC’s acquisition criteria.
On October 28, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to one such company, Party A.
On November 6, 2024, Party A notified PCSC that it intended to continue pursuing a traditional initial public offering rather than a business combination with PCSC in light of prevailing market conditions and its internal strategic priorities.
On December 19, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to another such company, Party B. With respect to Party B, PCSC determined following outreach to potential financing sources and other stakeholders that there was limited interest in supporting a business combination with Party B on terms PCSC viewed as appropriate, including taking into account the criteria previously discussed by the PCSC Board. As a result, in February 2025, PCSC discontinued discussions with Party B.
After concluding its evaluations of Party A and Party B, PCSC continued to assess potential business combination targets. Through this process, and based on discussion with members of the PCSC Board, PCSC further refined its focus and determined to concentrate its near-term efforts on revisiting a smaller set of potential business combination targets, including Freenome, that PCSC believed were the most compelling opportunities relative to the others reviewed. These were targets that PCSC had previously started to evaluate but placed such efforts on hold as PCSC awaited additional data or developments.
In addition to satisfying one or more of PCSC’s key criteria noted above, PCSC believed these targets were most suitable for a potential business combination based on, among other things:
•	PCSC’s preliminary assessment of the target’s equity valuation;
•	the strength, differentiation, and future prospects of the target’s pipeline, platform, or underlying scientific approach; and
•	the target’s preparedness for a business combination and readiness to operate as a public company on an expeditious signing and closing timeline.
Each of these targets was a development-stage or commercial-stage life sciences company with product candidates or technologies requiring additional funding for clinical development or commercialization. PCSC contemplated transactions in which consideration to the target’s equityholders would consist primarily (if not exclusively) of shares of PCSC. Representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, engaged in varying levels of additional diligence, discussions, and negotiations with these targets, including Freenome, and PCSC management periodically updated the PCSC Board on their progress with respect to screening potential business combination targets.
The Perceptive PIPE Investor, an affiliate of PCSC and the Sponsor, was initially introduced to Freenome in 2019 in the context of a potential investment in Freenome. The Perceptive PIPE Investor invested $20 million in Freenome’s Series B financing in July 2019, $40 million in Freenome’s Series C financing in August 2020, $44 million in Freenome’s Series D financing in December 2021 and $20 million in Freenome’s Series F financing in February 2024. Additionally, the Perceptive PIPE Investor was granted a Freenome Board seat in the Series C financing. Dr. Hukkelhoven has occupied such Freenome Board seat since August 14, 2020.
On February 19, 2025, Dr. Hukkelhoven, in her capacity as an executive officer of the Perceptive PIPE Investor, reached out to the other members of the Freenome Board, consisting of Deepika Pakianathan, Douglas VanOort, Randal Scott, Peter Kolchinsky, Moritz Hartmann, and Josh Lauer, to inquire whether Freenome would be interested in exploring a potential business combination with PCSC. The Perceptive PIPE Investor, was as of such time, and remains, an existing investor in Freenome, and Dr. Hukkelhoven, an executive officer of the Perceptive PIPE Investor, was as of such time, and remains, a member of the Freenome Board. As the Perceptive PIPE Investor has been an investor in Freenome since 2019, the Perceptive PIPE Investor has continuously monitored Freenome’s business progress and capital needs. Dr. Hukkelhoven has been a representative appointed by the Perceptive PIPE Investor on the Freenome Board since 2020. At the direction of the Freenome Board, Dr. Hukkelhoven informed the Perceptive PIPE Investor that Freenome was interested in exploring a capital raising transaction involving the Perceptive PIPE Investor and Dr. Hukkelhoven proposed the terms of the PIPE Financing to the Perceptive PIPE Investor. For more information, see “Business Combination Proposal — Interests of PCSC’s Sponsor, Directors and Officers in the Business Combination.”
In early March 2025, the Freenome Board discussed the outreach from PCSC regarding a potential business combination.
On March 7, 2025, Adam Stone, Chief Executive Officer of PCSC, along with Konstantin Poukalov and Dr. Hukkelhoven, as executive officers of the Perceptive PIPE Investor, met with the Freenome Board (excluding Dr. Hukkelhoven) to discuss the potential business combination opportunity and discussed that PCSC should propose key terms for a potential business combination between the parties to be memorialized in a term sheet. Dr. Hukkelhoven, who has been serving on the Freenome Board in connection with the investment by the Perceptive PIPE Investor in Freenome, reminded the Freenome Board of her affiliation with PCSC and the Sponsor and, after providing an overview of PCSC, recused herself from the remainder of the meeting. The Freenome Board also discussed the de-SPAC process generally.
On May 28, 2025, PCSC circulated an initial draft of the Non-Binding Term Sheet to Freenome. The Freenome Board determined that the Freenome Strategic Transaction Committee would lead the negotiations for Freenome. In August 2023, Freenome’s Board had approved the formation of such Freenome Strategic Transaction Committee in order to explore strategic transactions for Freenome. As of May 2025, the Freenome Strategic Transaction Committee consisted of Deepika Pakianathan, Randal Scott, Doug VanOort and Aaron Elliott.
Over the course of May through early August of 2025, representatives of PCSC, including Adam Stone, Konstantin Poukalov, Dr. Hukkelhoven, Michael Altman, Marcel Rosner, and Carlos Vazquez, and representatives of Freenome, including Aaron Elliott, Riley Ennis, and Thomas Fitzpatrick, and its Freenome Strategic Transaction Committee, consisting of the members identified above, with the assistance of their respective legal counsel at Cooley LLP (“Cooley”) and Goodwin Procter LLP (“Goodwin”), negotiated certain provisions of the Non-Binding Term Sheet. Such provisions included the pre-money base equity value of Freenome (and related adjustments), totaling $725 million, the minimum Aggregate Transaction Proceeds Amount of $200 million, and the size and terms of the post-closing employee equity pools. Dr. Hukkelhoven conveyed and explained the rationale for PCSC’s valuation of Freenome to Freenome management and the Freenome Board and acted as an intermediary between PCSC and Freenome. In the initial draft of the Non-Binding Term Sheet sent in May 2025, PCSC assigned Freenome a post-money valuation of $1.0 billion, subject to confirmatory due diligence, reflecting the following assumptions: (1) a pre-money base equity value for Freenome of $725.0 million and (2) a minimum Aggregate Transaction Proceeds Amount of $250.0 million. In late July 2025, a revised draft of the Non-Binding Term Sheet from PCSC to Freenome increased the post-money valuation of Freenome to $1.05 billion, reflecting a revised assumption of $300 million in aggregate proceeds raised in the PIPE Financing plus the Trust Account’s balance at Closing. In early August 2025, PCSC sent a further revised draft Non-Binding Term Sheet, clarifying that the $1.05 billion post-money valuation of Freenome was in light of the Perceptive PIPE Investor’s plan to invest approximately $25.0 million in the PIPE Financing. In negotiating the pre-money base equity value of Freenome, the parties discussed whether the proceeds from the Exact Sciences transaction or any transaction entered into with Roche should be included in such value. Although these potential transactions had been under discussion, the parties ultimately agreed that such proceeds would not be included in the pre-money base equity value because the transactions had not been completed at the time the valuation was determined and remained contingent. Accordingly, the economic impact of any such transactions, if consummated, would be reflected in the post-money equity value rather than the pre-money valuation. Consistent with this approach, shares issuable upon conversion of Freenome convertible notes and any equity issued in connection with such transactions were excluded from the definition of fully diluted Freenome shares used in determining the Exchange Ratio so that the effects of such instruments and transactions would be reflected in the post-closing ownership rather than diluting the pre-money equity value.
During such period, Freenome was also negotiating its exclusive licensing agreement with Exact Sciences to advance the Exact Sciences Transaction, which was ultimately signed and announced on August 6, 2025. The final terms of the Exact Sciences Transaction are described in “Information about Freenome—Key Collaborations.” Additionally, during this period, Freenome began discussions on a collaboration with Roche, as detailed further below.
On August 6, 2025, the PCSC Board met by videoconference, with members of PCSC management, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, and representatives of Cooley present, to discuss the potential business combination with Freenome and the Non-Binding Term Sheet. Among other things, the final terms of the Non-Binding Term Sheet contemplated that Freenome would be valued at approximately $1.05 billion on a post-Business Combination equity value basis, taking into account, among other things, (i) an assumed $300 million in aggregate proceeds from (a) the PIPE Financing (which would include at least $25 million expected to be contributed by Perceptive Advisors or its affiliates and at least $50 million expected to be contributed by RA Capital or its affiliates) and (b) the Trust Account at the closing, and (ii) an agreed pre-Business Combination base equity value for Freenome of $725 million. The Non-Binding Term Sheet further contemplated, among other things, (a) certain adjustments for leakage to the Freenome base equity value, (b) that any proceeds from the Exact Sciences Transaction or any transaction entered into with Roche would not be counted as part of the base equity value of Freenome and that any shares or other equity interests of Freenome issued and outstanding in connection with such transactions would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio, (c) that in addition to other customary closing conditions, the obligation of Freenome to consummate the Business Combination would be subject to there being Aggregate Transaction Proceeds of at least $250,000,000, (d) a six-month lockup period after consummation of the Business Combination with respect to New Freenome shares to be issued to insider Freenome stockholders, including Perceptive Advisors and RA Capital, in the Business Combination, as well as certain demand and piggyback registration rights for certain stockholders, and (e) the Exclusivity Period binding on both PCSC and Freenome, ending on the later of 5:00 pm Eastern Time on October 5, 2025 and the time at which either party gives written notice to the other party of the termination of exclusivity, provided that PCSC also had the right, in its sole discretion, to elect to earlier terminate the Exclusivity Period by delivering written notice to Freenome at any time on or prior to 11:59 p.m. Eastern Time on September 5, 2025 or by delivering written notice to Freenome at any time if PCSC determines that there has occurred any change or event that has materially and adversely affected, or would reasonably be expected to materially and adversely affect, Freenome.
During the August 6, 2025 PCSC Board meeting, the PCSC Board noted that (i) the Perceptive PIPE Investor was an affiliate of PCSC and the Sponsor and an existing investor in Freenome, (ii) Dr. Hukkelhoven was an executive officer of the Perceptive PIPE Investor and was a director of Freenome, and (iii) all directors serving on the PCSC Board other than Mr. McKenna, Dr. Song and Dr. Waksal, including Dr. Hukkelhoven, as well as the executive officers of PCSC were also employees and/or service providers of Perceptive Advisors, an affiliate of the Sponsor. As a result, the PCSC Board established the Special Committee, consisting solely of Mr. McKenna, Dr. Song and Dr. Waksal as the independent and disinterested members of the PCSC Board, to (i) consider, review and evaluate the terms and conditions, and determine the advisability, of the potential business combination and any alternatives thereto that the Special Committee deems appropriate, (ii) determine whether the potential business combination or any alternative thereto is fair to, and in the best interests of, PCSC and its shareholders and (iii) with respect to any actions required to be taken by the full PCSC Board with respect to the potential business combination or any alternative thereto, recommend to the PCSC Board what action, if any, should be taken by the PCSC Board. The PCSC Board designated Mr. McKenna, Dr. Song and Dr. Waksal as the members of the Special Committee as each of whom had confirmed to the PCSC Board that they did not have any financial interest in or pre-existing relationship with Freenome.
Following adjournment of the PCSC Board meeting, the Special Committee met, with members of PCSC management and representatives of Cooley present. At this meeting, the Special Committee discussed the Non-Binding Term Sheet, determined that the execution, delivery and performance of the Non-Binding Term Sheet by PCSC and the consummation of the transactions contemplated therein were in the best commercial interests of PCSC, and resolved to recommend to the PCSC Board to approve, execute, deliver and perform the Non-Binding Term Sheet and consummate the transactions contemplated therein.
Following conclusion of the Special Committee meeting, the PCSC Board thereafter reconvened and, after receiving the Special Committee’s recommendation and engaging in further discussion, approved and adopted the Non-Binding Term Sheet.
On August 5, 2025, the Freenome Strategic Transaction Committee met by videoconference, with members of Freenome management and other members of the Freenome Board (excluding Dr. Hukkelhoven and Mr. Kolchinsky) and representatives of Goodwin present, and discussed (i) the Exact Sciences Transaction and (ii) the final terms of the Non-Binding Term Sheet.
On August 6, 2025, the Freenome Board met by videoconference, with members of Freenome management and representatives of Goodwin present. It was noted that pursuant to the final Non-Binding Term Sheet, RA Capital intended to be a significant PIPE Investor in the transaction. It was therefore determined that Mr. Kolchinsky would abstain from any vote related to the Non-Binding Term Sheet and the transactions contemplated thereby. The Freenome Board approved execution of the Non-Binding Term Sheet, with Dr. Hukkelhoven and Mr. Kolchinsky, abstaining from the vote.
Later on August 6, 2025, PCSC and Freenome executed the Non-Binding Term Sheet. As of such date, PCSC had not submitted term sheets or letters of intent with respect to any of the other potential business combination targets that had been under consideration, and PCSC subsequently ceased discussions with each of them.
PCSC ultimately determined to abandon the pursuit of additional potential business combination opportunities with potential business combination targets other than Freenome because of, among other things:
•
PCSC’s directors’ and officers’ belief that Freenome was the most attractive opportunity that met PCSC’s key criteria, including due to its differentiated scientific and technological approach, its advancement toward meaningful near- and medium-term development or commercial milestones and the strength and experience of its management team;

•
Freenome’s preparedness and willingness to devote appropriate resources to expeditiously negotiate and sign a definitive agreement, consummate a business combination, and transition to becoming a public company;

•	the more advanced stage of engagement, discussions, and negotiations with Freenome, including substantial progress on key terms and conditions; and
•	Freenome’s willingness to enter into a non-binding term sheet, with exclusivity, on terms PCSC’s directors and officers believed were attractive.
On August 20, 2025, the Special Committee held a call with representatives of Ropes & Gray LLP (“Ropes & Gray”) regarding the potential engagement of Ropes & Gray by the Special Committee as its U.S. counsel.
On August 28, 2025, PCSC and Freenome finalized the terms of and executed a customary confidentiality agreement to facilitate negotiations and the completion of confirmatory due diligence.
During August 2025, PCSC contacted Jefferies and Leerink Partners, requesting that (i) Jefferies act as lead financial advisor and lead capital markets advisor to PCSC with respect to the potential business combination, (ii) Leerink Partners act as PCSC’s joint capital markets advisor, and (iii) Jefferies and Leerink Partners act as joint lead placement agents in connection with the PIPE Financing. PCSC, Jefferies and Leerink Partners executed an engagement letter in respect of such services on September 30, 2025.
During August and September 2025, Freenome connected with a number of potential advisors, including TD Securities (USA) LLC (“TD Cowen”), BTIG, LLC (“BTIG”), and Guggenheim Securities, LLC (“Guggenheim Securities”). It was determined that (i) TD Cowen would act as lead financial advisor to Freenome, (ii) BTIG would act as financial advisor to Freenome and (iii) Guggenheim Securities would act as capital markets advisor to Freenome. Freenome executed engagement letters in respect of such services in November 2025. In connection with these engagements, Freenome agreed to reimburse the financial and capital markets advisors for certain expenses in connection with the Business Combination and to pay an aggregate cash fee of $2.1 million to such advisors, payable upon the closing of the Business Combination.
On September 2, 2025, the Special Committee engaged Ropes & Gray as its U.S. counsel.
On September 8, 2025, Cooley provided to Goodwin and White & Case LLP (“W&C”), legal counsel to Jefferies and Leerink Partners, initial drafts of the form of Subscription Agreement for Perceptive Advisors and RA Capital and the form of Subscription Agreement for all other PIPE Investors. From September 8, 2025 to October 28, 2025, Cooley, Goodwin and W&C negotiated the forms of the Subscription Agreement. In parallel to the preparation of the forms of Subscription Agreement, Jefferies and Leerink Partners, as placement agents for PCSC in connection with the PIPE Financing, commenced outreach to potential investors (including existing Freenome investors) to assess interest in participating in the PIPE Financing.
On September 29, 2025, Scalar, LLC (“Scalar”) was engaged as financial advisor to the Special Committee in connection with the Business Combination.
Throughout September, October and November 2025, the Freenome Strategic Transaction Committee met multiple times to discuss (i) the status of the PIPE Financing and the transaction and (ii) the status of the potential transaction with Roche. In October 2025, the Freenome Board determined to remove Dr. Elliott as a member of the Freenome Strategic Transaction Committee in order to ensure that the Freenome Strategic Transaction Committee would consist solely of disinterested and independent Freenome Board members. As Dr. Elliott is the CEO of Freenome, it was determined he is not independent of Freenome.
On September 30, 2025, the Freenome Strategic Transaction Committee held a meeting. The Freenome Strategic Transaction Committee determined to engage certain of its own advisors as part of its continuing evaluation of the Business Combination. The Freenome Strategic Transaction Committee engaged (i) Richards, Layton & Finger P.A. (“RLF”) as its legal counsel and (ii) H.C. Wainwright & Co., LLC (“HCW”) as its financial advisor in connection with the derivation of an implied valuation analysis of Freenome.
Pursuant to its engagement, HCW agreed to perform certain valuation analyses in order to derive an implied valuation of Freenome and to assist the Freenome Strategic Transaction Committee in assessing whether any developments subsequent to the execution of the non-binding term sheet had affected such valuation. The nature and scope of HCW’s engagement did not require or include the delivery of a fairness opinion. In connection with this engagement, Freenome agreed to pay HCW a fixed cash fee of $475,000, payable upon delivery of its valuation materials, and to reimburse certain expenses and provide customary indemnification. On October 6, 2025, HCW presented certain valuation analyses to the Freenome Strategic Transaction Committee. HCW did not rely on projected or forward-looking financial information provided by Freenome in preparing its analyses. HCW’s analyses included (i) a review of selected publicly traded cancer diagnostics companies, and an examination of enterprise value-to-revenue multiples for such companies, (ii) a review of selected precedent mergers and acquisitions transactions involving cancer diagnostics companies and (iii) an IPO step-up analysis, which considered valuation step-ups observed in recent healthcare initial public offerings relative to prior private financing valuations. These categories of analyses are generally consistent with the types of financial analyses performed by Scalar, LLC (“Scalar”) in connection with Scalar’s fairness opinion, as described in “—Opinion of Scalar, LLC,” although HCW’s work differed in nature and scope and was not performed for the purpose of rendering a fairness opinion.
The materials presented by HCW were provided to the Freenome Strategic Transaction Committee for informational purposes only and did not constitute a recommendation or fairness opinion with respect to the Business Combination. The Freenome Strategic Transaction Committee considered HCW’s analyses as a “market check” in connection with its evaluation of the Business Combination and, based on a review of the respective analyses, did not identify any material inconsistencies between the general valuation ranges implied by HCW’s analyses and the financial analyses underlying Scalar’s fairness opinion, which was provided to the special committee of the board of directors of PCSC.
On October 3, 2025, PCSC and Freenome agreed to extend the Exclusivity Period to November 4, 2025.
On October 6, 2025, Cooley provided to Goodwin an initial draft of the Business Combination Agreement based upon the terms set forth in the Non-Binding Term Sheet. Between October 6, 2025 and December 3, 2025, Goodwin and Cooley exchanged numerous drafts of the Business Combination Agreement and had telephonic discussions and negotiations concerning the terms of the Business Combination Agreement. The matters in the Business Combination Agreement that were discussed and negotiated between the parties and their respective counsel included: (i) the inclusion of a post-closing purchase price adjustment mechanism and related escrow; (ii) the value of the New Freenome common stock to be used in connection with determining the Exchange Ratio (including clarifying that any shares or other equity interests of Freenome issued and outstanding in connection with either the Exact Sciences Transaction or a strategic collaboration agreement with Roche Sequencing Solutions, Inc. to commercialize Freenome’s cancer screening technology (the “Roche Transaction”) would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio); (iii) the treatment of certain unpaid PCSC liabilities in connection with determining the Aggregate Transaction Proceeds; (iv) Freenome’s obligations with respect to the delivery of warrant cancellation agreements and executed Investor Rights Agreements and Transaction Support Agreements by specified Freenome stockholders; (v) the Termination Date; (vi) the composition of the New Freenome board of directors; (vii) PCSC’s obligations relating to obtaining regulatory approval of the Business Combination; and (viii) the size and terms of the New Freenome Incentive Equity Plan and the New Freenome Employee Stock Purchase Plan (including, in each case, agreement to the automatic annual increase in the number of shares of New Freenome Common Stock reserved under each).
Between mid-October 2025 and December 4, 2025, Cooley and Goodwin also exchanged and negotiated on behalf of PCSC and Freenome, respectively, drafts of the disclosure schedules to the Business Combination Agreement and the other ancillary documents, including the Investor Rights Agreement, the Transaction Support Agreement, the New Freenome certificate of incorporation and bylaws, the Lock-Up Agreement and the Sponsor Letter Agreement.
On November 4, 2025, PCSC and Freenome agreed to further extend the Exclusivity Period to December 19, 2025.
On November 18, 2025, Freenome announced its entry into the Roche Transaction. The final terms of the Roche Transaction are described in “Information about Freenome—Key Collaborations”.
Following the announcement of the Roche Transaction, over the course of mid-November 2025 through December 4, 2025, Cooley, Goodwin and W&C negotiated the terms of the Subscription Agreement with the various PIPE Investors.
On November 26, 2025, Cooley circulated to the PCSC Board written materials summarizing the key terms of the then-current drafts of the Business Combination Agreement and related ancillary documents.
On November 28, 2025, a meeting of the Special Committee was held by videoconference, with representatives of Ropes & Gray LLP in attendance. At the meeting, referring to the summary materials provided by Cooley to the members of the PCSC Board on November 26, 2025, representatives of Ropes & Gray provided an update on the proposed Business Combination, including the key terms of the Business Combination Agreement and related ancillary documents, as well as the directors’ duties as members of the PCSC Board under Cayman Islands law. Also at this meeting, the Special Committee unanimously approved the engagement of Maples and Calder (Cayman) LLP (“Maples”) as Cayman Islands counsel to the Special Committee.
On December 1, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Ropes & Gray, Maples, Cooley, Jefferies and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update and overview of the potential business combination and the process related thereto, the key terms of the Business Combination Agreement, as well as certain key developments. PCSC management also discussed with the Special Committee the expected timeline and process for a potential signing of the Business Combination Agreement. Also at this meeting, representatives of Jefferies provided an overview of the PIPE transactions process, the PIPE Investors, and the material terms of the PIPE transaction documents, and representatives of Scalar provided the Special Committee with its preliminary analysis of the financial aspects of the business combination, and representatives of Maples presented an overview of the directors’ duties as members of the PCSC Board under Cayman Islands law.
On December 4, 2025, Scalar provided a customary relationship disclosure letter to representatives of PCSC, Cooley and Ropes & Gray which was shared with the Special Committee.
Also on December 4, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Cooley, Ropes & Gray, Maples and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update on the potential business combination, the definitive transaction documents, and the process related thereto. Also at the meeting, representatives of Scalar reviewed with the Special Committee Scalar’s financial analysis of the Business Combination and rendered to the Special Committee its oral opinion (subsequently confirmed in writing) that, as of such date and based upon and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken, and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to (1) the PCSC Class A Shareholders (other than the Excluded Parties) and (2) PCSC. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination”, the Special Committee then unanimously (i) determined that the entry into the Business Combination Agreement and the other ancillary documents to which PCSC is a party, and the consummation of the transactions contemplated thereby, including the Mergers, are advisable and fair to, and in the best interest of, PCSC and shareholders of PCSC, (ii) recommended to the PCSC Board that it approve the Business Combination Agreement, such other ancillary documents, and the consummation of the transactions contemplated thereby, including the Mergers, and (iii) subject to the terms and conditions of the Business Combination Agreement, resolved to recommend that the shareholders of PCSC adopt the Business Combination Agreement and approve the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Special Committee Recommendation”).
Also on December 4, 2025, a meeting of the PCSC Board was held by videoconference with representatives of Cooley, Ropes & Gray, Ogier, counsel to PCSC with respect to matters of Cayman Islands law since PCSC’s initial public offering, and members of PCSC management in attendance. At the meeting, Cooley and Ogier reviewed the PCSC Board’s fiduciary duties under Cayman law, and then PCSC’s management and representatives of Cooley provided the PCSC Board with an overview of the proposed Business Combination and the key terms of the Business Combination Agreement and related ancillary documents. The PCSC Board was also provided with the Special Committee Recommendation. In addition, members of the PCSC Board reviewed the relationships among certain of the members of the PCSC Board, PCSC officers, the Perceptive PIPE Investor, the Sponsor and Freenome with respect to the proposed Business Combination that were reviewed at the August 6, 2025 meeting of the PCSC Board. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination” and in light of the fact that the implied fair market value of the vested equity of Freenome to be acquired in the Business Combination was equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting discounts held in trust and taxes payable on the interest earned on the Trust Account) at the time of the execution of a definitive agreement for an initial business combination, the PCSC Board unanimously determined, among other things, (i) that it is in the best interests of PCSC to negotiate, execute and deliver the Business Combination Agreement and the ancillary documents thereto, and to consummate the Business Combination, including, but not limited to, the Domestication, the Mergers and the PIPE Financing, (ii) to authorize and approve the form, terms and provisions of the Business Combination Agreement, the Subscription Agreements and the ancillary documents thereto, and PCSC’s performance thereunder and the transactions contemplated thereby, and (iii) that each of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Advisory Governing Documents Proposal, the Nasdaq Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Adjournment Proposal is in the best interests of PCSC and its shareholders, and to recommend that PCSC’s shareholders adopt and approve at the PCSC Shareholders Meeting each such proposal.
The Freenome Strategic Transaction Committee, consisting of Deepika Pakianathan, Randal Scott, and Douglas VanOort met on December 1, December 2, and December 3, 2025, with varying members of Freenome management, including Riley Ennis, Aaron Elliott, and Thomas Fitzpatrick, certain of Freenome’s financial advisors from TD Cowen, Delaware special counsel to the committee from RLF, and Goodwin representatives, to review the final terms of the transaction. On December 3, 2025, the Freenome Strategic Transaction Committee determined to recommend that the Freenome Board approve the transaction, and on December 4, 2025, the Freenome Strategic Transaction Committee unanimously adopted resolutions (i) determining that the entry into the Business Combination Agreement and the other ancillary agreements to which Freenome is a party, and the consummation of the transactions contemplated thereby, are advisable and fair to, and in the best interest of, Freenome and its stockholders; and (ii) recommended to the Freenome Board that it approve the Business Combination Agreement, such other ancillary agreements and the consummation of the transactions contemplated thereby, and that the Freenome Board resolve, subject to the terms and conditions of the Business Combination Agreement, to recommend that the Freenome stockholders adopt the Business Combination Agreement and approve the transactions contemplated thereby.
On December 4, 2025, the Freenome Board held a meeting via teleconference. Following discussions, and upon the recommendation of the Freenome Strategic Transaction Committee, the Freenome Board agreed to adopt and approve resolutions that, among other things, (i) approved the execution, delivery and performance of the Business Combination Agreement and the ancillary agreements; (ii) determined that the Business Combination Agreement, the ancillary agreements, the Business Combination, and other transactions, upon the terms and subject to the conditions set forth therein, are advisable and fair to and in the best interests of Freenome and the Freenome Stockholders; (iii) directed that the adoption of the Business Combination Agreement be submitted to the Freenome Stockholders for consideration and recommended that all of the Freenome Stockholders adopt the Business Combination Agreement; (iv) recommended that the Freenome Stockholders approve the Business Combination and such other transactions and adopt the Business Combination Agreement and the ancillary agreements to which Freenome is a party and (v) approved the filing of a proxy statement in connection therewith.
On December 5, 2025, final versions of the Subscription Agreements were distributed to the prospective PIPE Investors, which reflected the outcome of negotiations between PCSC, Freenome and the prospective PIPE Investors and their respective representatives and advisors. Later that day, the prospective PIPE Investors that had chosen to participate in the PIPE Financing indicated their final subscription amounts, and PCSC and Freenome determined final investment allocations with respect to the PIPE Financing. No material valuations or other information about PCSC, Freenome, New Freenome or the Business Combination were provided to potential PIPE Investors that have not been disclosed publicly.
Also on December 5, 2025, the parties entered into the Business Combination Agreement and the related ancillary documents and the PIPE Investors executed and delivered the Subscription Agreements and applicable Transaction Support Agreements, which provided for binding subscriptions to purchase an aggregate of 24,000,000 shares of New Freenome Common Stock at $10.00 per share.
Later on December 5, 2025, PCSC and Freenome issued a joint press release announcing the execution and delivery of the Business Combination Agreement and Subscription Agreements.

De-SPAC, Background, Transactions Description [Text Block]
Background to the Business Combination
PCSC is a blank check company incorporated on March 22, 2024 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On March 27, 2024, prior to the closing of PCSC’s initial public offering, the Sponsor paid $25,000 to cover certain expenses on PCSC’s behalf in exchange for the issuance of 2,156,250 PCSC Class B Shares, or approximately $0.01 per share. In April 2024, the Sponsor transferred 30,000 PCSC Class B Shares to each of the three independent directors of the PCSC Board: Mark C. McKenna, Kenneth Song, M.D. and Harlan W. Waksal, M.D. On June 13, 2024, PCSC consummated its initial public offering of 8,625,000 PCSC Class A Shares, $0.0001 par value per share, at an offering price of $10.00 per share, which included the exercise in full of the underwriter’s option to purchase an additional 1,125,000 PCSC Class A Shares at the initial public offering price of $10.00 per share to cover over-allotments, and a private placement with the Sponsor of 286,250 PCSC Class A Shares at a price of $10.00 per share. The aggregate net proceeds of $86,250,000 from the initial public offering together with certain of the proceeds from the private placement were placed in the Trust Account established for the benefit of PCSC’s public shareholders and the underwriter of the initial public offering, with Continental Stock Transfer & Trust Company acting as trustee.
Following the completion of its initial public offering, at the direction of the PCSC Board, representatives of PCSC, including Messrs. Stone and Poukalov, and Dr. Hukkelhoven commenced an active, targeted search for potential business combination candidates, leveraging the Sponsor’s network of investment bankers, private equity firms and hedge funds (including Perceptive Advisors and its affiliates), consulting firms, legal and accounting firms, and numerous other business relationships, as well as the prior experience and network of PCSC’s officers and directors.
Consistent with the investment focus and acquisition criteria described in PCSC’s initial public offering prospectus, and based on discussion with the PCSC Board, PCSC targeted potential business combination targets in the life sciences and medical technology sectors that its officers and directors believed, based on their experience, could satisfy all (or a portion) of the following key criteria:
•	have scientific or other competitive advantages in the markets in which they operate and ability to benefit from access to additional capital as well as PCSC’s industry relationships and expertise;
•	are ready to be public companies, with strong management, corporate governance and reporting policies in place;
•	will likely be well received by public investors and are expected to have good access to the public capital markets;
•	have significant embedded and/or underexploited growth opportunities;
•	exhibit unrecognized value or other characteristics that PCSC believes have been misevaluated by the market, based on PCSC’s rigorous analysis and scientific and business due diligence review; and
•	will offer attractive risk-adjusted equity returns for PCSC shareholders.
During this targeted search, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, reviewed approximately 200 potential business combination targets and conducted varying levels of preliminary due diligence on each, and evaluated and analyzed each as a potential business combination target based on, among other things, publicly available information and other market research available to PCSC and its representatives and their existing knowledge of the potential targets as a result of their network and existing relationships. This preliminary diligence, evaluation and analysis with respect to each potential business combination target identified was focused on business, operational and financial matters, including, among other things, product candidate pipelines, other potential product or service offerings, technology, market potential and financial information.
Following this preliminary evaluation, PCSC determined that approximately 20 companies, including Freenome, merited more serious consideration, based on such companies’ scientific approach, development stage, financing needs, management strength and overall alignment with PCSC’s acquisition criteria.
On October 28, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to one such company, Party A.
On November 6, 2024, Party A notified PCSC that it intended to continue pursuing a traditional initial public offering rather than a business combination with PCSC in light of prevailing market conditions and its internal strategic priorities.
On December 19, 2024, representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, submitted a non-binding term sheet to another such company, Party B. With respect to Party B, PCSC determined following outreach to potential financing sources and other stakeholders that there was limited interest in supporting a business combination with Party B on terms PCSC viewed as appropriate, including taking into account the criteria previously discussed by the PCSC Board. As a result, in February 2025, PCSC discontinued discussions with Party B.
After concluding its evaluations of Party A and Party B, PCSC continued to assess potential business combination targets. Through this process, and based on discussion with members of the PCSC Board, PCSC further refined its focus and determined to concentrate its near-term efforts on revisiting a smaller set of potential business combination targets, including Freenome, that PCSC believed were the most compelling opportunities relative to the others reviewed. These were targets that PCSC had previously started to evaluate but placed such efforts on hold as PCSC awaited additional data or developments.
In addition to satisfying one or more of PCSC’s key criteria noted above, PCSC believed these targets were most suitable for a potential business combination based on, among other things:
•	PCSC’s preliminary assessment of the target’s equity valuation;
•	the strength, differentiation, and future prospects of the target’s pipeline, platform, or underlying scientific approach; and
•	the target’s preparedness for a business combination and readiness to operate as a public company on an expeditious signing and closing timeline.
Each of these targets was a development-stage or commercial-stage life sciences company with product candidates or technologies requiring additional funding for clinical development or commercialization. PCSC contemplated transactions in which consideration to the target’s equityholders would consist primarily (if not exclusively) of shares of PCSC. Representatives of PCSC, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, engaged in varying levels of additional diligence, discussions, and negotiations with these targets, including Freenome, and PCSC management periodically updated the PCSC Board on their progress with respect to screening potential business combination targets.
The Perceptive PIPE Investor, an affiliate of PCSC and the Sponsor, was initially introduced to Freenome in 2019 in the context of a potential investment in Freenome. The Perceptive PIPE Investor invested $20 million in Freenome’s Series B financing in July 2019, $40 million in Freenome’s Series C financing in August 2020, $44 million in Freenome’s Series D financing in December 2021 and $20 million in Freenome’s Series F financing in February 2024. Additionally, the Perceptive PIPE Investor was granted a Freenome Board seat in the Series C financing. Dr. Hukkelhoven has occupied such Freenome Board seat since August 14, 2020.
On February 19, 2025, Dr. Hukkelhoven, in her capacity as an executive officer of the Perceptive PIPE Investor, reached out to the other members of the Freenome Board, consisting of Deepika Pakianathan, Douglas VanOort, Randal Scott, Peter Kolchinsky, Moritz Hartmann, and Josh Lauer, to inquire whether Freenome would be interested in exploring a potential business combination with PCSC. The Perceptive PIPE Investor, was as of such time, and remains, an existing investor in Freenome, and Dr. Hukkelhoven, an executive officer of the Perceptive PIPE Investor, was as of such time, and remains, a member of the Freenome Board. As the Perceptive PIPE Investor has been an investor in Freenome since 2019, the Perceptive PIPE Investor has continuously monitored Freenome’s business progress and capital needs. Dr. Hukkelhoven has been a representative appointed by the Perceptive PIPE Investor on the Freenome Board since 2020. At the direction of the Freenome Board, Dr. Hukkelhoven informed the Perceptive PIPE Investor that Freenome was interested in exploring a capital raising transaction involving the Perceptive PIPE Investor and Dr. Hukkelhoven proposed the terms of the PIPE Financing to the Perceptive PIPE Investor. For more information, see “Business Combination Proposal — Interests of PCSC’s Sponsor, Directors and Officers in the Business Combination.”
In early March 2025, the Freenome Board discussed the outreach from PCSC regarding a potential business combination.
On March 7, 2025, Adam Stone, Chief Executive Officer of PCSC, along with Konstantin Poukalov and Dr. Hukkelhoven, as executive officers of the Perceptive PIPE Investor, met with the Freenome Board (excluding Dr. Hukkelhoven) to discuss the potential business combination opportunity and discussed that PCSC should propose key terms for a potential business combination between the parties to be memorialized in a term sheet. Dr. Hukkelhoven, who has been serving on the Freenome Board in connection with the investment by the Perceptive PIPE Investor in Freenome, reminded the Freenome Board of her affiliation with PCSC and the Sponsor and, after providing an overview of PCSC, recused herself from the remainder of the meeting. The Freenome Board also discussed the de-SPAC process generally.
On May 28, 2025, PCSC circulated an initial draft of the Non-Binding Term Sheet to Freenome. The Freenome Board determined that the Freenome Strategic Transaction Committee would lead the negotiations for Freenome. In August 2023, Freenome’s Board had approved the formation of such Freenome Strategic Transaction Committee in order to explore strategic transactions for Freenome. As of May 2025, the Freenome Strategic Transaction Committee consisted of Deepika Pakianathan, Randal Scott, Doug VanOort and Aaron Elliott.
Over the course of May through early August of 2025, representatives of PCSC, including Adam Stone, Konstantin Poukalov, Dr. Hukkelhoven, Michael Altman, Marcel Rosner, and Carlos Vazquez, and representatives of Freenome, including Aaron Elliott, Riley Ennis, and Thomas Fitzpatrick, and its Freenome Strategic Transaction Committee, consisting of the members identified above, with the assistance of their respective legal counsel at Cooley LLP (“Cooley”) and Goodwin Procter LLP (“Goodwin”), negotiated certain provisions of the Non-Binding Term Sheet. Such provisions included the pre-money base equity value of Freenome (and related adjustments), totaling $725 million, the minimum Aggregate Transaction Proceeds Amount of $200 million, and the size and terms of the post-closing employee equity pools. Dr. Hukkelhoven conveyed and explained the rationale for PCSC’s valuation of Freenome to Freenome management and the Freenome Board and acted as an intermediary between PCSC and Freenome. In the initial draft of the Non-Binding Term Sheet sent in May 2025, PCSC assigned Freenome a post-money valuation of $1.0 billion, subject to confirmatory due diligence, reflecting the following assumptions: (1) a pre-money base equity value for Freenome of $725.0 million and (2) a minimum Aggregate Transaction Proceeds Amount of $250.0 million. In late July 2025, a revised draft of the Non-Binding Term Sheet from PCSC to Freenome increased the post-money valuation of Freenome to $1.05 billion, reflecting a revised assumption of $300 million in aggregate proceeds raised in the PIPE Financing plus the Trust Account’s balance at Closing. In early August 2025, PCSC sent a further revised draft Non-Binding Term Sheet, clarifying that the $1.05 billion post-money valuation of Freenome was in light of the Perceptive PIPE Investor’s plan to invest approximately $25.0 million in the PIPE Financing. In negotiating the pre-money base equity value of Freenome, the parties discussed whether the proceeds from the Exact Sciences transaction or any transaction entered into with Roche should be included in such value. Although these potential transactions had been under discussion, the parties ultimately agreed that such proceeds would not be included in the pre-money base equity value because the transactions had not been completed at the time the valuation was determined and remained contingent. Accordingly, the economic impact of any such transactions, if consummated, would be reflected in the post-money equity value rather than the pre-money valuation. Consistent with this approach, shares issuable upon conversion of Freenome convertible notes and any equity issued in connection with such transactions were excluded from the definition of fully diluted Freenome shares used in determining the Exchange Ratio so that the effects of such instruments and transactions would be reflected in the post-closing ownership rather than diluting the pre-money equity value.
During such period, Freenome was also negotiating its exclusive licensing agreement with Exact Sciences to advance the Exact Sciences Transaction, which was ultimately signed and announced on August 6, 2025. The final terms of the Exact Sciences Transaction are described in “Information about Freenome—Key Collaborations.” Additionally, during this period, Freenome began discussions on a collaboration with Roche, as detailed further below.
On August 6, 2025, the PCSC Board met by videoconference, with members of PCSC management, including Messrs. Stone, Altman, Poukalov, and Vazquez, and Dr. Hukkelhoven, and representatives of Cooley present, to discuss the potential business combination with Freenome and the Non-Binding Term Sheet. Among other things, the final terms of the Non-Binding Term Sheet contemplated that Freenome would be valued at approximately $1.05 billion on a post-Business Combination equity value basis, taking into account, among other things, (i) an assumed $300 million in aggregate proceeds from (a) the PIPE Financing (which would include at least $25 million expected to be contributed by Perceptive Advisors or its affiliates and at least $50 million expected to be contributed by RA Capital or its affiliates) and (b) the Trust Account at the closing, and (ii) an agreed pre-Business Combination base equity value for Freenome of $725 million. The Non-Binding Term Sheet further contemplated, among other things, (a) certain adjustments for leakage to the Freenome base equity value, (b) that any proceeds from the Exact Sciences Transaction or any transaction entered into with Roche would not be counted as part of the base equity value of Freenome and that any shares or other equity interests of Freenome issued and outstanding in connection with such transactions would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio, (c) that in addition to other customary closing conditions, the obligation of Freenome to consummate the Business Combination would be subject to there being Aggregate Transaction Proceeds of at least $250,000,000, (d) a six-month lockup period after consummation of the Business Combination with respect to New Freenome shares to be issued to insider Freenome stockholders, including Perceptive Advisors and RA Capital, in the Business Combination, as well as certain demand and piggyback registration rights for certain stockholders, and (e) the Exclusivity Period binding on both PCSC and Freenome, ending on the later of 5:00 pm Eastern Time on October 5, 2025 and the time at which either party gives written notice to the other party of the termination of exclusivity, provided that PCSC also had the right, in its sole discretion, to elect to earlier terminate the Exclusivity Period by delivering written notice to Freenome at any time on or prior to 11:59 p.m. Eastern Time on September 5, 2025 or by delivering written notice to Freenome at any time if PCSC determines that there has occurred any change or event that has materially and adversely affected, or would reasonably be expected to materially and adversely affect, Freenome.
During the August 6, 2025 PCSC Board meeting, the PCSC Board noted that (i) the Perceptive PIPE Investor was an affiliate of PCSC and the Sponsor and an existing investor in Freenome, (ii) Dr. Hukkelhoven was an executive officer of the Perceptive PIPE Investor and was a director of Freenome, and (iii) all directors serving on the PCSC Board other than Mr. McKenna, Dr. Song and Dr. Waksal, including Dr. Hukkelhoven, as well as the executive officers of PCSC were also employees and/or service providers of Perceptive Advisors, an affiliate of the Sponsor. As a result, the PCSC Board established the Special Committee, consisting solely of Mr. McKenna, Dr. Song and Dr. Waksal as the independent and disinterested members of the PCSC Board, to (i) consider, review and evaluate the terms and conditions, and determine the advisability, of the potential business combination and any alternatives thereto that the Special Committee deems appropriate, (ii) determine whether the potential business combination or any alternative thereto is fair to, and in the best interests of, PCSC and its shareholders and (iii) with respect to any actions required to be taken by the full PCSC Board with respect to the potential business combination or any alternative thereto, recommend to the PCSC Board what action, if any, should be taken by the PCSC Board. The PCSC Board designated Mr. McKenna, Dr. Song and Dr. Waksal as the members of the Special Committee as each of whom had confirmed to the PCSC Board that they did not have any financial interest in or pre-existing relationship with Freenome.
Following adjournment of the PCSC Board meeting, the Special Committee met, with members of PCSC management and representatives of Cooley present. At this meeting, the Special Committee discussed the Non-Binding Term Sheet, determined that the execution, delivery and performance of the Non-Binding Term Sheet by PCSC and the consummation of the transactions contemplated therein were in the best commercial interests of PCSC, and resolved to recommend to the PCSC Board to approve, execute, deliver and perform the Non-Binding Term Sheet and consummate the transactions contemplated therein.
Following conclusion of the Special Committee meeting, the PCSC Board thereafter reconvened and, after receiving the Special Committee’s recommendation and engaging in further discussion, approved and adopted the Non-Binding Term Sheet.
On August 5, 2025, the Freenome Strategic Transaction Committee met by videoconference, with members of Freenome management and other members of the Freenome Board (excluding Dr. Hukkelhoven and Mr. Kolchinsky) and representatives of Goodwin present, and discussed (i) the Exact Sciences Transaction and (ii) the final terms of the Non-Binding Term Sheet.
On August 6, 2025, the Freenome Board met by videoconference, with members of Freenome management and representatives of Goodwin present. It was noted that pursuant to the final Non-Binding Term Sheet, RA Capital intended to be a significant PIPE Investor in the transaction. It was therefore determined that Mr. Kolchinsky would abstain from any vote related to the Non-Binding Term Sheet and the transactions contemplated thereby. The Freenome Board approved execution of the Non-Binding Term Sheet, with Dr. Hukkelhoven and Mr. Kolchinsky, abstaining from the vote.
Later on August 6, 2025, PCSC and Freenome executed the Non-Binding Term Sheet. As of such date, PCSC had not submitted term sheets or letters of intent with respect to any of the other potential business combination targets that had been under consideration, and PCSC subsequently ceased discussions with each of them.
PCSC ultimately determined to abandon the pursuit of additional potential business combination opportunities with potential business combination targets other than Freenome because of, among other things:
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PCSC’s directors’ and officers’ belief that Freenome was the most attractive opportunity that met PCSC’s key criteria, including due to its differentiated scientific and technological approach, its advancement toward meaningful near- and medium-term development or commercial milestones and the strength and experience of its management team;

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Freenome’s preparedness and willingness to devote appropriate resources to expeditiously negotiate and sign a definitive agreement, consummate a business combination, and transition to becoming a public company;

•	the more advanced stage of engagement, discussions, and negotiations with Freenome, including substantial progress on key terms and conditions; and
•	Freenome’s willingness to enter into a non-binding term sheet, with exclusivity, on terms PCSC’s directors and officers believed were attractive.
On August 20, 2025, the Special Committee held a call with representatives of Ropes & Gray LLP (“Ropes & Gray”) regarding the potential engagement of Ropes & Gray by the Special Committee as its U.S. counsel.
On August 28, 2025, PCSC and Freenome finalized the terms of and executed a customary confidentiality agreement to facilitate negotiations and the completion of confirmatory due diligence.
During August 2025, PCSC contacted Jefferies and Leerink Partners, requesting that (i) Jefferies act as lead financial advisor and lead capital markets advisor to PCSC with respect to the potential business combination, (ii) Leerink Partners act as PCSC’s joint capital markets advisor, and (iii) Jefferies and Leerink Partners act as joint lead placement agents in connection with the PIPE Financing. PCSC, Jefferies and Leerink Partners executed an engagement letter in respect of such services on September 30, 2025.
During August and September 2025, Freenome connected with a number of potential advisors, including TD Securities (USA) LLC (“TD Cowen”), BTIG, LLC (“BTIG”), and Guggenheim Securities, LLC (“Guggenheim Securities”). It was determined that (i) TD Cowen would act as lead financial advisor to Freenome, (ii) BTIG would act as financial advisor to Freenome and (iii) Guggenheim Securities would act as capital markets advisor to Freenome. Freenome executed engagement letters in respect of such services in November 2025. In connection with these engagements, Freenome agreed to reimburse the financial and capital markets advisors for certain expenses in connection with the Business Combination and to pay an aggregate cash fee of $2.1 million to such advisors, payable upon the closing of the Business Combination.
On September 2, 2025, the Special Committee engaged Ropes & Gray as its U.S. counsel.
On September 8, 2025, Cooley provided to Goodwin and White & Case LLP (“W&C”), legal counsel to Jefferies and Leerink Partners, initial drafts of the form of Subscription Agreement for Perceptive Advisors and RA Capital and the form of Subscription Agreement for all other PIPE Investors. From September 8, 2025 to October 28, 2025, Cooley, Goodwin and W&C negotiated the forms of the Subscription Agreement. In parallel to the preparation of the forms of Subscription Agreement, Jefferies and Leerink Partners, as placement agents for PCSC in connection with the PIPE Financing, commenced outreach to potential investors (including existing Freenome investors) to assess interest in participating in the PIPE Financing.
On September 29, 2025, Scalar, LLC (“Scalar”) was engaged as financial advisor to the Special Committee in connection with the Business Combination.
Throughout September, October and November 2025, the Freenome Strategic Transaction Committee met multiple times to discuss (i) the status of the PIPE Financing and the transaction and (ii) the status of the potential transaction with Roche. In October 2025, the Freenome Board determined to remove Dr. Elliott as a member of the Freenome Strategic Transaction Committee in order to ensure that the Freenome Strategic Transaction Committee would consist solely of disinterested and independent Freenome Board members. As Dr. Elliott is the CEO of Freenome, it was determined he is not independent of Freenome.
On September 30, 2025, the Freenome Strategic Transaction Committee held a meeting. The Freenome Strategic Transaction Committee determined to engage certain of its own advisors as part of its continuing evaluation of the Business Combination. The Freenome Strategic Transaction Committee engaged (i) Richards, Layton & Finger P.A. (“RLF”) as its legal counsel and (ii) H.C. Wainwright & Co., LLC (“HCW”) as its financial advisor in connection with the derivation of an implied valuation analysis of Freenome.
Pursuant to its engagement, HCW agreed to perform certain valuation analyses in order to derive an implied valuation of Freenome and to assist the Freenome Strategic Transaction Committee in assessing whether any developments subsequent to the execution of the non-binding term sheet had affected such valuation. The nature and scope of HCW’s engagement did not require or include the delivery of a fairness opinion. In connection with this engagement, Freenome agreed to pay HCW a fixed cash fee of $475,000, payable upon delivery of its valuation materials, and to reimburse certain expenses and provide customary indemnification. On October 6, 2025, HCW presented certain valuation analyses to the Freenome Strategic Transaction Committee. HCW did not rely on projected or forward-looking financial information provided by Freenome in preparing its analyses. HCW’s analyses included (i) a review of selected publicly traded cancer diagnostics companies, and an examination of enterprise value-to-revenue multiples for such companies, (ii) a review of selected precedent mergers and acquisitions transactions involving cancer diagnostics companies and (iii) an IPO step-up analysis, which considered valuation step-ups observed in recent healthcare initial public offerings relative to prior private financing valuations. These categories of analyses are generally consistent with the types of financial analyses performed by Scalar, LLC (“Scalar”) in connection with Scalar’s fairness opinion, as described in “—Opinion of Scalar, LLC,” although HCW’s work differed in nature and scope and was not performed for the purpose of rendering a fairness opinion.
The materials presented by HCW were provided to the Freenome Strategic Transaction Committee for informational purposes only and did not constitute a recommendation or fairness opinion with respect to the Business Combination. The Freenome Strategic Transaction Committee considered HCW’s analyses as a “market check” in connection with its evaluation of the Business Combination and, based on a review of the respective analyses, did not identify any material inconsistencies between the general valuation ranges implied by HCW’s analyses and the financial analyses underlying Scalar’s fairness opinion, which was provided to the special committee of the board of directors of PCSC.
On October 3, 2025, PCSC and Freenome agreed to extend the Exclusivity Period to November 4, 2025.
On October 6, 2025, Cooley provided to Goodwin an initial draft of the Business Combination Agreement based upon the terms set forth in the Non-Binding Term Sheet. Between October 6, 2025 and December 3, 2025, Goodwin and Cooley exchanged numerous drafts of the Business Combination Agreement and had telephonic discussions and negotiations concerning the terms of the Business Combination Agreement. The matters in the Business Combination Agreement that were discussed and negotiated between the parties and their respective counsel included: (i) the inclusion of a post-closing purchase price adjustment mechanism and related escrow; (ii) the value of the New Freenome common stock to be used in connection with determining the Exchange Ratio (including clarifying that any shares or other equity interests of Freenome issued and outstanding in connection with either the Exact Sciences Transaction or a strategic collaboration agreement with Roche Sequencing Solutions, Inc. to commercialize Freenome’s cancer screening technology (the “Roche Transaction”) would not be taken into account as part of the Freenome shares outstanding as of immediately prior to the closing of the Business Combination for purposes of determining the applicable Exchange Ratio); (iii) the treatment of certain unpaid PCSC liabilities in connection with determining the Aggregate Transaction Proceeds; (iv) Freenome’s obligations with respect to the delivery of warrant cancellation agreements and executed Investor Rights Agreements and Transaction Support Agreements by specified Freenome stockholders; (v) the Termination Date; (vi) the composition of the New Freenome board of directors; (vii) PCSC’s obligations relating to obtaining regulatory approval of the Business Combination; and (viii) the size and terms of the New Freenome Incentive Equity Plan and the New Freenome Employee Stock Purchase Plan (including, in each case, agreement to the automatic annual increase in the number of shares of New Freenome Common Stock reserved under each).
Between mid-October 2025 and December 4, 2025, Cooley and Goodwin also exchanged and negotiated on behalf of PCSC and Freenome, respectively, drafts of the disclosure schedules to the Business Combination Agreement and the other ancillary documents, including the Investor Rights Agreement, the Transaction Support Agreement, the New Freenome certificate of incorporation and bylaws, the Lock-Up Agreement and the Sponsor Letter Agreement.
On November 4, 2025, PCSC and Freenome agreed to further extend the Exclusivity Period to December 19, 2025.
On November 18, 2025, Freenome announced its entry into the Roche Transaction. The final terms of the Roche Transaction are described in “Information about Freenome—Key Collaborations”.
Following the announcement of the Roche Transaction, over the course of mid-November 2025 through December 4, 2025, Cooley, Goodwin and W&C negotiated the terms of the Subscription Agreement with the various PIPE Investors.
On November 26, 2025, Cooley circulated to the PCSC Board written materials summarizing the key terms of the then-current drafts of the Business Combination Agreement and related ancillary documents.
On November 28, 2025, a meeting of the Special Committee was held by videoconference, with representatives of Ropes & Gray LLP in attendance. At the meeting, referring to the summary materials provided by Cooley to the members of the PCSC Board on November 26, 2025, representatives of Ropes & Gray provided an update on the proposed Business Combination, including the key terms of the Business Combination Agreement and related ancillary documents, as well as the directors’ duties as members of the PCSC Board under Cayman Islands law. Also at this meeting, the Special Committee unanimously approved the engagement of Maples and Calder (Cayman) LLP (“Maples”) as Cayman Islands counsel to the Special Committee.
On December 1, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Ropes & Gray, Maples, Cooley, Jefferies and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update and overview of the potential business combination and the process related thereto, the key terms of the Business Combination Agreement, as well as certain key developments. PCSC management also discussed with the Special Committee the expected timeline and process for a potential signing of the Business Combination Agreement. Also at this meeting, representatives of Jefferies provided an overview of the PIPE transactions process, the PIPE Investors, and the material terms of the PIPE transaction documents, and representatives of Scalar provided the Special Committee with its preliminary analysis of the financial aspects of the business combination, and representatives of Maples presented an overview of the directors’ duties as members of the PCSC Board under Cayman Islands law.
On December 4, 2025, Scalar provided a customary relationship disclosure letter to representatives of PCSC, Cooley and Ropes & Gray which was shared with the Special Committee.
Also on December 4, 2025, a meeting of the Special Committee was held by videoconference, with PCSC management and representatives of Cooley, Ropes & Gray, Maples and Scalar in attendance. At the meeting, PCSC management and representatives of Cooley provided the Special Committee with an update on the potential business combination, the definitive transaction documents, and the process related thereto. Also at the meeting, representatives of Scalar reviewed with the Special Committee Scalar’s financial analysis of the Business Combination and rendered to the Special Committee its oral opinion (subsequently confirmed in writing) that, as of such date and based upon and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken, and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to (1) the PCSC Class A Shareholders (other than the Excluded Parties) and (2) PCSC. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination”, the Special Committee then unanimously (i) determined that the entry into the Business Combination Agreement and the other ancillary documents to which PCSC is a party, and the consummation of the transactions contemplated thereby, including the Mergers, are advisable and fair to, and in the best interest of, PCSC and shareholders of PCSC, (ii) recommended to the PCSC Board that it approve the Business Combination Agreement, such other ancillary documents, and the consummation of the transactions contemplated thereby, including the Mergers, and (iii) subject to the terms and conditions of the Business Combination Agreement, resolved to recommend that the shareholders of PCSC adopt the Business Combination Agreement and approve the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Special Committee Recommendation”).
Also on December 4, 2025, a meeting of the PCSC Board was held by videoconference with representatives of Cooley, Ropes & Gray, Ogier, counsel to PCSC with respect to matters of Cayman Islands law since PCSC’s initial public offering, and members of PCSC management in attendance. At the meeting, Cooley and Ogier reviewed the PCSC Board’s fiduciary duties under Cayman law, and then PCSC’s management and representatives of Cooley provided the PCSC Board with an overview of the proposed Business Combination and the key terms of the Business Combination Agreement and related ancillary documents. The PCSC Board was also provided with the Special Committee Recommendation. In addition, members of the PCSC Board reviewed the relationships among certain of the members of the PCSC Board, PCSC officers, the Perceptive PIPE Investor, the Sponsor and Freenome with respect to the proposed Business Combination that were reviewed at the August 6, 2025 meeting of the PCSC Board. Based on the factors cited in “Business Combination Proposal—The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination” and in light of the fact that the implied fair market value of the vested equity of Freenome to be acquired in the Business Combination was equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting discounts held in trust and taxes payable on the interest earned on the Trust Account) at the time of the execution of a definitive agreement for an initial business combination, the PCSC Board unanimously determined, among other things, (i) that it is in the best interests of PCSC to negotiate, execute and deliver the Business Combination Agreement and the ancillary documents thereto, and to consummate the Business Combination, including, but not limited to, the Domestication, the Mergers and the PIPE Financing, (ii) to authorize and approve the form, terms and provisions of the Business Combination Agreement, the Subscription Agreements and the ancillary documents thereto, and PCSC’s performance thereunder and the transactions contemplated thereby, and (iii) that each of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Advisory Governing Documents Proposal, the Nasdaq Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Adjournment Proposal is in the best interests of PCSC and its shareholders, and to recommend that PCSC’s shareholders adopt and approve at the PCSC Shareholders Meeting each such proposal.
The Freenome Strategic Transaction Committee, consisting of Deepika Pakianathan, Randal Scott, and Douglas VanOort met on December 1, December 2, and December 3, 2025, with varying members of Freenome management, including Riley Ennis, Aaron Elliott, and Thomas Fitzpatrick, certain of Freenome’s financial advisors from TD Cowen, Delaware special counsel to the committee from RLF, and Goodwin representatives, to review the final terms of the transaction. On December 3, 2025, the Freenome Strategic Transaction Committee determined to recommend that the Freenome Board approve the transaction, and on December 4, 2025, the Freenome Strategic Transaction Committee unanimously adopted resolutions (i) determining that the entry into the Business Combination Agreement and the other ancillary agreements to which Freenome is a party, and the consummation of the transactions contemplated thereby, are advisable and fair to, and in the best interest of, Freenome and its stockholders; and (ii) recommended to the Freenome Board that it approve the Business Combination Agreement, such other ancillary agreements and the consummation of the transactions contemplated thereby, and that the Freenome Board resolve, subject to the terms and conditions of the Business Combination Agreement, to recommend that the Freenome stockholders adopt the Business Combination Agreement and approve the transactions contemplated thereby.
On December 4, 2025, the Freenome Board held a meeting via teleconference. Following discussions, and upon the recommendation of the Freenome Strategic Transaction Committee, the Freenome Board agreed to adopt and approve resolutions that, among other things, (i) approved the execution, delivery and performance of the Business Combination Agreement and the ancillary agreements; (ii) determined that the Business Combination Agreement, the ancillary agreements, the Business Combination, and other transactions, upon the terms and subject to the conditions set forth therein, are advisable and fair to and in the best interests of Freenome and the Freenome Stockholders; (iii) directed that the adoption of the Business Combination Agreement be submitted to the Freenome Stockholders for consideration and recommended that all of the Freenome Stockholders adopt the Business Combination Agreement; (iv) recommended that the Freenome Stockholders approve the Business Combination and such other transactions and adopt the Business Combination Agreement and the ancillary agreements to which Freenome is a party and (v) approved the filing of a proxy statement in connection therewith.
On December 5, 2025, final versions of the Subscription Agreements were distributed to the prospective PIPE Investors, which reflected the outcome of negotiations between PCSC, Freenome and the prospective PIPE Investors and their respective representatives and advisors. Later that day, the prospective PIPE Investors that had chosen to participate in the PIPE Financing indicated their final subscription amounts, and PCSC and Freenome determined final investment allocations with respect to the PIPE Financing. No material valuations or other information about PCSC, Freenome, New Freenome or the Business Combination were provided to potential PIPE Investors that have not been disclosed publicly.
Also on December 5, 2025, the parties entered into the Business Combination Agreement and the related ancillary documents and the PIPE Investors executed and delivered the Subscription Agreements and applicable Transaction Support Agreements, which provided for binding subscriptions to purchase an aggregate of 24,000,000 shares of New Freenome Common Stock at $10.00 per share.
Later on December 5, 2025, PCSC and Freenome issued a joint press release announcing the execution and delivery of the Business Combination Agreement and Subscription Agreements.

De-SPAC, Reasons for Target Company Engaging in the Transaction [Text Block]
Freenome’s Reasons for the Business Combination
In the course of reaching their decisions to recommend and to approve the Business Combination, respectively, the Freenome Strategic Transaction Committee and Freenome Board held numerous meetings, consulted with Freenome’s management, financial advisors and legal counsel, and considered a wide variety of factors including, among others, the below material factors (which factors are not necessarily presented in any order of relative importance):
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the Business Combination will expand both the access to capital for Freenome and the range of investors potentially available as a public company, compared to the investors Freenome could otherwise gain access to if it continued to operate as a privately-held company;

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Freenome’s expected cash resources and need for additional capital to fund the development and commercialization of its product, and the uniqueness of this particular potential Business Combination, as the negotiated transaction will result in the infusion of capital from strategic healthcare investors at the time of Closing;

•	the potential benefits from increased public market awareness of Freenome and its product and product candidates;
•	the historical and current information concerning Freenome’s business, including its financial performance and condition, operations, management and research and development programs;
•	the competitive nature of the industry in which Freenome operates;
•	the Freenome Board’s fiduciary duties to Freenome’s stockholders;
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the Freenome Board’s belief that this transaction provides a viable public listing strategy and access to available capital, and addresses the risk of the lack of an available or unfavorable market for an initial public offering at a later date;

•	the terms and conditions of the Business Combination Agreement; and
•	the likelihood that the Business Combination will be consummated on a timely basis.
In light of the number and wide variety of factors considered in connection with its evaluation of the Business Combination, the Freenome Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The Freenome Board viewed its decision as being based on all the information available and the factors presented to and considered by it. In addition, individual directors may have given different weight to different factors.
The Freenome Strategic Transaction Committee and Freenome Board also considered a number of uncertainties and risks in its deliberations concerning the Business Combination and the other transactions contemplated by the Business Combination Agreement, including the following:
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the possibility that the Business Combination might not be completed in a timely manner or at all, and the potential adverse effect of the public announcement of the Business Combination on the reputation of Freenome and the ability of Freenome to obtain financing in the future in the event the Business Combination is not completed;

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the costs involved in connection with completing the Business Combination, the time and effort of Freenome management required to complete the Business Combination, the related disruptions or potential disruptions to Freenome’s business operations and future prospects, including its relationships with its employees, licensors, contract research organizations and partners and others that do business or may do business in the future with Freenome, and related administrative challenges associated with combining the companies;

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the additional expenses and obligations to which Freenome’s business will be subject following the Business Combination that Freenome has not previously been subject to, and the operational changes to Freenome’s business, in each case that may result from being a public company;

•	the fact that the representations and warranties in the Business Combination Agreement do not survive the closing of the merger and the potential risk of liabilities that may arise post-closing;
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the risk that the current Public Shareholders of PCSC can redeem their PCSC Class A Shares for cash in connection with the consummation of the Business Combination, thereby reducing the amount of cash available to New Freenome following the consummation of the Business Combination;

•	the possibility of litigation challenging the Business Combination; and
•	various other risks associated with the combined organization and the merger, including the risks described in the section entitled “Risk Factors” in this prospectus.
The foregoing information is not intended to be exhaustive but summarizes the material factors considered by the Freenome Board in its consideration of the Business Combination Agreement and the transactions contemplated.
The Freenome Strategic Transaction Committee also undertook a robust evaluation of the Business Combination, and hired independent legal and financial advisors. Following the recommendation of the Freenome Strategic Transaction Committee, the Freenome Board concluded that the benefits, advantages and opportunities of a potential transaction outweighed the uncertainties and risks described above. After considering these and other factors, the Freenome Board approved the Business Combination Agreement, the Business Combination and the other transactions contemplated by the Business Combination Agreement.
This explanation of reasons for the Freenome Board’s approval of the Business Combination, and all other information presented in this section, is forward-looking in nature and therefore subject to a number of risks and uncertainties and should be read in light of the factors discussed under the sections entitled “Cautionary Statement Regarding Forward-Looking Statements” and “Risk Factors.”

De-SPAC or Related Financing Transactions, Material Interests, Target Company's Officers or Directors [Text Block]
Interests of Freenome’s Directors and Officers
Freenome’s directors and officers have interests in the Business Combination that are different from, or in addition to, those of the Freenome Shareholders generally. These interests include, among other things, the interests listed below:
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Dr. Hukkelhoven, an executive officer of the Perceptive PIPE Investor, is a director of Freenome. In light of her relationship with both Freenome and the Perceptive PIPE Investor, an affiliate of the Sponsor, and to avoid any potential conflicts of interest, Freenome formed the Freenome Strategic Transaction Committee.

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Upon the completion of the Business Combination, the following persons are expected to be appointed Executive Officers of New Freenome: Drs. Elliott and Lin and Messrs. Ennis and Le. For a description of these arrangements see “Management of New Freenome Following the Business Combination—Executive Officers.”

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In connection with the closing of the Business Combination, Dr. Elliott is expected to receive the Initial Equity Awards and Anti-Dilution Equity Awards. See “Executive Compensation—Employment Arrangements in Place Prior to the Business Combination for Named Executive Officers.”

Certain of Freenome’s directors are holders of, and/or are affiliated with entities that are holders of, Freenome equity interests and in such capacity will be entitled to receive the shares of New Freenome Common Stock payable to all holders of such equity interests pursuant to the terms of the Business Combination Agreement. Additionally, certain of Freenome’s directors are affiliated with entities that are PIPE Investors. See “Certain Relationships and Related Person Transactions—Freenome” and “Beneficial Ownership of Securities.”

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]
The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination
The prospectus for PCSC’s initial public offering identified general criteria and guidelines that PCSC’s management team believed would be important in evaluating prospective target businesses, although in such prospectus PCSC also indicated that it may enter into a business combination with a target business that does not meet these criteria and guidelines. Freenome met a number of the criteria and guidelines that were identified in PCSC’s initial public offering prospectus, and following due diligence conducted by PCSC’s management and its advisors, and detailed discussions with Freenome, PCSC believed Freenome to be an attractive business combination target.
The Special Committee and the PCSC Board, in evaluating the business combination with Freenome, (a) considered a wide variety of factors, including but not limited to, the factors discussed below, (b) reviewed the results of due diligence conducted by PCSC’s management team, and (c) consulted with their respective legal counsel, financial and accounting advisors and other advisors, before reaching their respective determinations (i) that the terms and conditions of the Business Combination Agreement and the ancillary documents thereto and the transactions contemplated thereby, including the Business Combination, are advisable and in the best interests of PCSC and its shareholders, as a whole, and (ii) to recommend that PCSC’s shareholders approve the Business Combination Agreement, the consummation of the transactions contemplated thereby and the performance by PCSC of its obligations thereunder.
In light of the complexity of the factors considered in connection with their evaluation of the Business Combination, the Special Committee and the PCSC Board, as a whole, did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors taken into account in reaching their respective decisions. Rather, the Special Committee and the PCSC Board based their evaluation, negotiation and recommendation of the Business Combination on the totality of information available and the factors presented to and considered by them. In addition, individual members of the Special Committee and the PCSC Board may have given different weights to different factors. This explanation of the reasons for the Special Committee and the PCSC Board’s approval of the Business Combination, and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements” and “Risk Factors.”
Before reaching their respective decision, the Special Committee and the PCSC Board, in consultation with their respective legal counsel, financial and accounting advisors and other advisors, reviewed the results of the due diligence conducted by PCSC’s management, which included:
•	meetings with Freenome’s management team to understand and analyze Freenome’s business and prospects;
•	legal due diligence conducted by Cooley;
•	review of Freenome’s historical financial information; and
•	review of the proposed structure of the Business Combination and drafts of definitive documents.
In approving the Business Combination, the Special Committee determined to obtain a fairness opinion from an experienced and qualified independent financial advisor, Scalar. In addition, the officers and directors of PCSC have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries, but particularly the healthcare and life sciences industries, and concluded that their experience and background, together with the experience and sector expertise of PCSC’s advisors and the advisors of the Special Committee, enabled them to make the necessary analyses and determinations regarding the Business Combination.
The Special Committee and the PCSC Board considered a variety of factors, including the following positive factors, although not weighted or in any order of significance, in deciding to approve the Business Combination Agreement and transactions contemplated thereby:
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Novel Technology for Early Cancer Detection, with Positive Data. Freenome’s commercial, flagship testing product, the SimpleScreen CRC v1, which is designed to deliver high sensitivity at the earliest and most treatable stages of colorectal cancer (CRC), is supported by the largest prospective study of its kind, PREEMPT CRC, which met all primary endpoints (topline readout completed in April 2024) and is designed to meet FDA requirements for a first-line label. Freenome has completed the premarket approval application submission for the SimpleScreen CRC v1 and expects FDA approval in 2026.

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Critical and Valuable Commercial Partnerships. The Special Committee and the PCSC Board believe that (i) Freenome’s exclusive U.S. license agreement with Exact Sciences, a leading provider of cancer screening and diagnostic tests, to commercialize SimpleScreen CRC and (ii) Freenome’s exclusive agreement with Roche to expand ongoing technology collaboration and develop and commercialize cancer screening tests outside the U.S., will accelerate market adoption of Freenome’s diagnostic tests and enhance Freenome’s overall screening platform to expedite the development of personalized screening tests for multiple types of cancer indications. For more information, see “Information about Freenome—Key Collaborations—Exact Collaboration and License Agreement.”

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Market Opportunity. The Special Committee and the PCSC Board believe that Freenome’s technology has a significant market opportunity. The Special Committee and the PCSC Board believe that Freenome has promising and differentiated diagnostic blood-based test programs, built off of the components of Freenome’s artificial intelligence and machine learning-based platform.

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Experienced Leadership Team. The Special Committee and the PCSC Board believe that Freenome has a proven and experienced team that is positioned to successfully lead New Freenome after the Business Combination and advance its diagnostic tests.

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Transaction Proceeds. Depending on the extent of redemptions by PCSC’s public shareholders and on the final amount of transaction expenses incurred in connection with the Business Combination, the Business Combination is expected to provide up to approximately $330 million of gross cash proceeds to New Freenome. This additional cash injection is expected to, among other things, fund New Freenome’s business plan through 2028 in all four redemption scenarios. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.”

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Opinion of the Special Committee’s Financial Advisor. The oral opinion of Scalar (subsequently confirmed in writing) rendered to the Special Committee on December 4, 2025, to the effect that, as of such date and based upon and subject to the Procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Scalar in preparing its opinion (attached as Annex L to this proxy statement/prospectus), the Consideration (as defined in such opinion) to be paid by PCSC to the Freenome Stockholders pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC Class A Shareholders (other than the Excluded Parties) and PCSC, as more fully described below under the caption “Business Combination Proposal—Opinion of Scalar, LLC.”

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PIPE Equity Commitment. A group of institutional and accredited investors, including certain existing Freenome Stockholders and PCSC Shareholders, have committed $240.0 million in PIPE subscriptions, with those investors who are existing Freenome Stockholders (other than those investors who are existing PCSC Shareholders) subscribing for approximately $72.4 million of the PIPE Financing, those investors who are existing PCSC Shareholders (other than those investors who are existing Freenome Stockholders) subscribing for approximately $15.0 million of the PIPE Financing, those investors who are existing shareholders of both PCSC and Freenome (other than the Perceptive PIPE Investor) subscribing for approximately $52.6 million of the PIPE Financing, the Perceptive PIPE Investor subscribing for an aggregate of $55.0 million of the PIPE Financing, and those investors who are neither existing Freenome Stockholders nor existing PCSC Shareholders subscribing for $45.0 million of the PIPE Financing. This was viewed by the Special Committee and the PCSC Board as support from investors for the opportunities represented by the Business Combination, and provides for additional capital for the execution by New Freenome of its business plan after the Business Combination is completed.
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Other Alternatives. The Special Committee and the PCSC Board believed, after a review of other business combination opportunities reasonably available to PCSC, that the proposed Business Combination represents the best potential business combination for PCSC based on its evaluation of Freenome and other potential business combination targets.

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Due Diligence. PCSC’s management team, with the assistance of PCSC’s financial, legal and regulatory advisors, conducted a due diligence review of Freenome including extensive telephonic and in-person meetings with the management team and advisors of Freenome regarding Freenome and its business plan, operations, prospects, evaluation analyses with respect to the Business Combination, review of material contracts, Freenome’s audited and unaudited financial statements and other material matters as well as general financial, technical, legal, intellectual property, regulatory, tax and accounting due diligence.

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Financial Condition. The Special Committee and the PCSC Board reviewed factors such as Freenome’s historical financial results, outlook and business and financial plans. In reviewing these factors, the Special Committee and the PCSC Board believe that Freenome is well positioned in its industry for potential strong future growth and therefore is likely to be positively viewed by public investors.

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Reasonableness of Consideration. Following a review of the financial data provided to PCSC, the due diligence of Freenome’s business conducted by PCSC’s management, PCSC’s advisors and the Special Committee’s advisors, including the fairness opinion delivered to the Special Committee by Scalar, and the support for the pre-transaction equity value of Freenome of $725 million that was expressed by PIPE Investors that decided to participate in the PIPE Financing, the management of PCSC determined that the aggregate consideration to be paid in the Business Combination was reasonable.

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Negotiated Transaction. The Special Committee and the PCSC Board considered the terms and conditions of the Business Combination Agreement and the related agreements and the transactions contemplated thereby, including each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the Business Combination and the termination provisions of the Business Combination Agreement, as well as the strong commitment by both PCSC and Freenome to complete the Business Combination. The Special Committee and the PCSC Board also considered the financial and other terms of the Business Combination Agreement and the fact that such terms and conditions were the product of arm’s length negotiations between PCSC and Freenome.

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Post-Closing Economic Interest in New Freenome. If the Business Combination is consummated, PCSC’s shareholders (other than the public shareholders that sought redemption of their public shares) would have a meaningful economic interest in New Freenome and, as a result, would have a continuing opportunity to benefit from the success of New Freenome following the consummation of the Business Combination.

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Lock-Up. Pursuant to the Lock-up Agreement and subject to customary exceptions set forth therein, the shares of New Freenome Common Stock beneficially owned or owned of record by the Sponsor, the Perceptive PIPE Investor, certain officers and directors of PCSC and New Freenome (including any shares of New Freenome Common Stock issued pursuant to the PIPE Financing or shares of New Freenome Common Stock issued pursuant to the Business Combination Agreement) will be subject to a six-month lock-up period beginning on the Closing Date.

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Industry and Trends. Freenome’s business approach combines a multiomics platform that analyzes multiple signals in the blood with artificial intelligence and machine learning to tune into cancer’s subtlest clues, even at the earliest stages of the disease. The Special Committee and the PCSC Board consider Freenome’s novel approach towards cancer detection attractive, and, following a review of industry trends and other industry factors (including, among other things, historic and projected market growth), believe it has continued growth potential in future periods.

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Advisor Special Purpose Acquisition Company Experience. The fact that PCSC received advice on financial and strategic matters in connection with the Business Combination from advisors that have expertise in a wide variety of special purpose acquisition company transactions. Certain directors and officers of PCSC have held director and officer positions at multiple special purpose acquisition companies that have successfully completed business combinations in the healthcare industry.
The Special Committee and the PCSC Board also identified and considered a variety of factors and risks, potentially weighing negatively against pursuing the Business Combination, including, but not limited to, the following which are not weighted or in any order of significance:
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Macroeconomic Risks. The risk that the future financial performance of Freenome may not meet the Special Committee’s and the PCSC Board’s expectations due to factors in Freenome’s control or outside of its control.

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Regulation. The risk that changes in the regulatory and legislative landscape or new industry developments may adversely affect the financial results and the other business benefits anticipated to result from the Business Combination.

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Redemption Risk. The potential that a significant number of public shareholders elect to redeem their shares prior to the consummation of the Business Combination and pursuant to the Existing Governing Documents. However, even in the event that a significant number of public shareholders elect to redeem their shares, this redemption would not be expected to, on its own, prevent the consummation of the Business Combination.

•	Benefits Not Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
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Exclusivity. The fact that the Business Combination Agreement includes an exclusive dealing provision that prohibits PCSC from soliciting or cooperating with other business combination proposals, which restricts PCSC’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations. In addition, under the Business Combination Agreement, unless required by applicable law, the PCSC Board may not modify or withdraw in a manner adverse to Freenome its recommendation to the PCSC shareholders to vote in favor of the Business Combination Proposal and the other proposals set forth in this proxy statement/prospectus.

•	Shareholder Vote. The risk that PCSC’s shareholders may fail to provide the votes necessary to effect the Business Combination.
•	Market Volatility. The possibility that the market for PCSC Class A Shares experiences volatility and disruptions, causing deal disruption.
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Liquidation of PCSC. The risks and costs to PCSC if the Business Combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in PCSC being unable to effect a business combination by June 13, 2026, unless otherwise extended, and force PCSC to liquidate.

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Closing Conditions. The potential risks and costs associated with the Business Combination failing to be consummated in a timely manner or that Closing might not occur despite the reasonable best efforts of the parties. The completion of the Business Combination is conditioned on the satisfaction of certain Closing conditions that are not within PCSC’s control, including but not limited to approval by PCSC shareholders. See “Business Combination Proposal—Conditions to Closing of the Business Combination” for more information.

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Listing Risks. The challenges associated with preparing Freenome, a privately held entity, for the applicable disclosure, controls and listing requirements to which New Freenome will be subject as a publicly traded company on Nasdaq or another stock exchange.

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Fees and Expenses. The expected fees and expenses associated with the Business Combination and related transactions, some of which would be payable regardless of whether the Business Combination is ultimately consummated, and the substantial time and effort of management required to complete the Business Combination.

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Litigation Related to the Business Combination. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.

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Interests of Certain Persons. The Special Committee was aware that the Perceptive PIPE Investor is an investor in Freenome. The Special Committee was also aware that the Sponsor, the Perceptive PIPE Investor, and PCSC’s officers, and directors may have interests in the Business Combination that are in addition to, and that may be different from, the interests of unaffiliated PCSC shareholders. For instance, the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders. Such interests are described in more detail under the caption “The Business Combination—Interests of the Sponsor, the Perceptive PIPE Investor, and PCSC’s Directors and Officers in the Business Combination.” The PCSC Board took several steps to mitigate these potential conflicts of interest, including establishing the Special Committee, comprised of three independent directors of PCSC, and requiring Special Committee approval of the Business Combination as a condition precedent to the PCSC Board’s approval of the Business Combination. The Special Committee also engaged Scalar to render an opinion and engaged Ropes & Gray and Maples as separate legal counsel to the Special Committee. Additionally, the Perceptive PIPE Investor’s designee on the Freenome Board recused herself from Freenome Board discussions regarding the Business Combination.

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Public Shareholders Will Have a Minority Ownership Interest in New Freenome. The fact that current public shareholders will experience immediate dilution as a consequence of the issuance of New Freenome Common Stock as consideration in the Business Combination and, as a result, such public shareholders will collectively own a minority interest in New Freenome after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Freenome stockholders, the Sponsor, the Perceptive PIPE Investor and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by public shareholders, thereby increasing dilution to public shareholders. Having a minority ownership interest may reduce the influence that current public shareholders have on the management of New Freenome. For more information, see “The Business Combination—Equity Ownership Upon Closing” and “Dilution.”

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Absence of Possible Structural Protections for Minority Shareholders. The PCSC Board took several steps to mitigate potential conflicts of interest, including requiring Special Committee approval of the Business Combination as a condition precedent to the PCSC Board’s approval of the Business Combination. However, other possible structural protections were not put in place. For example, the Business Combination does not require approval of a majority of unaffiliated security holders, and the Special Committee did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination.

•	Other Risks. Various other risks associated with the Business Combination, the business of PCSC and the business of Freenome described under the section entitled “Risk Factors.”
In recommending the Business Combination to PCSC shareholders, the Special Committee considered each of the above factors along with Scalar’s opinion described below under the heading “Opinion of Scalar, LLC.”
The Special Committee and the PCSC Board concluded that the potential benefits that they expected PCSC and its shareholders to achieve as a result of the Business Combination outweighed the potentially negative factors associated with the Business Combination. Accordingly, the Special Committee and the PCSC Board determined that the Business Combination Agreement, the Business Combination and the other transactions contemplated by the Business Combination Agreement and consummated in connection with the Business Combination, are advisable and in the best interests of PCSC and its shareholders, as a whole.

De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]
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PIPE Equity Commitment. A group of institutional and accredited investors, including certain existing Freenome Stockholders and PCSC Shareholders, have committed $240.0 million in PIPE subscriptions, with those investors who are existing Freenome Stockholders (other than those investors who are existing PCSC Shareholders) subscribing for approximately $72.4 million of the PIPE Financing, those investors who are existing PCSC Shareholders (other than those investors who are existing Freenome Stockholders) subscribing for approximately $15.0 million of the PIPE Financing, those investors who are existing shareholders of both PCSC and Freenome (other than the Perceptive PIPE Investor) subscribing for approximately $52.6 million of the PIPE Financing, the Perceptive PIPE Investor subscribing for an aggregate of $55.0 million of the PIPE Financing, and those investors who are neither existing Freenome Stockholders nor existing PCSC Shareholders subscribing for $45.0 million of the PIPE Financing. This was viewed by the Special Committee and the PCSC Board as support from investors for the opportunities represented by the Business Combination, and provides for additional capital for the execution by New Freenome of its business plan after the Business Combination is completed.

De-SPAC and Related Financing Transactions, Effects [Table Text Block]
Benefits and Detriments of the Business Combination and PIPE Financing
The following describes the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination and PIPE Financing:
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PCSC: The PCSC Board and the Special Committee determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to Freenome’s novel technology for early cancer detection, critical and valuable commercial partnerships, commercialization strategy, market opportunity, experienced leadership team, and the existence and size of the PIPE Financing. The Special Committee also reviewed the financial analysis and opinion of Scalar to the effect that, as of December 4, 2025 and based upon and subject to the assumptions, limitations, qualifications and other conditions on the review undertaken, the consideration to be delivered to the Freenome Stockholders in the First Merger pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC and the PCSC Unaffiliated Shareholders. The Special Committee and the PCSC Board also considered the potential detriments of the Business Combination to PCSC, including the regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to PCSC if the Business Combination is not achieved, including the risk that it may result in PCSC being unable to complete a business combination and force PCSC to liquidate. For more information, see “— The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”
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Sponsor and the Perceptive PIPE Investor: The Sponsor and the Perceptive PIPE Investor expect to receive substantial consideration in the Business Combination, including the following shares, calculated assuming the Aggregate Transaction Proceeds Condition Redemptions Scenario: (i) 2,066,250 shares of New Freenome Common Stock upon the exchange of 2,066,250 PCSC Class B Shares in the Domestication, which were initially purchased by the Sponsor prior to PCSC’s initial public offering for approximately $0.01 per share, and which will be voluntarily converted on a one-for-one basis into PCSC Class A Shares immediately prior to the Domestication, which will then automatically convert at the effective time of the Domestication into an equal number of shares of New Freenome Common Stock, valued at $10 per share, which is the assumed per share price used in the Business Combination pursuant to the Business Combination Agreement, (ii) 286,250 shares of New Freenome Common Stock upon the exchange of 286,250 PCSC Class A Shares in the Domestication, which were initially purchased in a private placement that closed concurrently with PCSC’s initial public offering for $10 per share, which will automatically convert at the effective time of the Domestication into an equal number of shares of New Freenome Common Stock valued at $10 per share, which is the assumed per share price used in the Business Combination pursuant to the Business Combination Agreement, (iii) 5,500,000 shares of New Freenome Common Stock, which is equal to the Perceptive PIPE Investor’s $55 million PIPE Financing divided by $10, the price per share of New Freenome Common Stock to be issued pursuant to the PIPE Financing, and (v) an estimated 5,615,003 shares of New Freenome Common Stock upon the exchange of Freenome capital stock in the First Merger held by the Perceptive PIPE Investor, which is determined by reference to the estimated Conversion Ratio using the assumed per share price of $10 in the Business Combination pursuant to the Business Combination Agreement. The Sponsor and its affiliates, including Perceptive Advisors, LLC, are also entitled to continued indemnification by New Freenome following the Closing pursuant to the terms of the Business Combination Agreement. The Sponsor is also entitled to the repayment of any Working Capital Lonas made by the Sponsor (of which there are none as of the date of this proxy statement/prospectus) and the payment of $15,000 per month by PCSC to the Sponsor for office space, secretarial and administrative services pursuant to the Administrative Services and Indemnification Agreement dated June 11, 2024, by and between PCSC and the Sponsor. For more information, see “— Compensation to be Received by the Sponsor, the Perceptive PIPE Investor, and PCSC’s Officers and Directors in Connection with the Business Combination and PIPE Financing.” The Sponsor will only be able to realize a return on their equity in PCSC (which may be materially higher than the return realized by public shareholders) if PCSC completes a business combination. In addition, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, PCSC may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s investment being worthless.

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PCSC Independent Directors: PCSC’s independent directors (Messrs. McKenna, Song and Waksal) each own 30,000 PCSC Class B Shares, which will be exchanged for 30,000 shares of New Freenome Common Stock in the Domestication. Such persons have waived any claim against the trust account for redemption of such PCSC Class B Shares. PCSC’s independent directors are also entitled to the repayment of any out-of-pocket expenses (of which there are none as of the date of this proxy statement/prospectus). Accordingly, in the event that PCSC liquidates, the PCSC independent directors may lose their entire investment. In addition, the PCSC directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.

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Freenome: The Freenome Board and the Freenome Strategic Transaction Committee determined that the Business Combination presents an attractive business opportunity in light of certain factors, including that the Business Combination will expand both the access to capital for Freenome and the range of investors potentially available to Freenome as a public company, and taking into account Freenome’s expected cash resources and need for additional capital to fund the development of its diagnostic tests, and the uniqueness of this particular potential Business Combination, as the negotiated transaction will result in the infusion of capital at the time of Closing. The Freenome Strategic Transaction Committee and Freenome Board also considered the potential detriments of the Business Combination to Freenome, including the possibility that the Business Combination might not be completed in a timely manner or at all, the uncertainty of the potential benefits of the Business Combination being achieved, the costs involved in connection with completing the Business Combination, and the time and effort of Freenome management required to complete the Business Combination. For more information, see “— Freenome’s Reasons for the Business Combination” and various risks described under the section entitled “Risk Factors.”

Unaffiliated PCSC public shareholders: The unaffiliated public shareholders have the opportunity to evaluate and consider whether or not to redeem their public shares in connection with the consummation of the Business Combination. Non-redeeming public shareholders will have the opportunity to participate in the potential future growth of Freenome, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the PCSC Board described more fully in “— The Special Committee’s and the PCSC Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of PCSC and the business of Freenome, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of the Sponsor, the Perceptive PIPE Investor, and PCSC’s Directors and Officers in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Dilution.” Redeeming public shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the trust account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming public shareholders face the potential of not realizing any future growth in value of Freenome following the Business Combination.

De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]
Interests of PCSC’s Directors and Executive Officers, Sponsor and Others in the Business Combination
In considering the recommendation of the PCSC Board in favor of approval of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, each of the Advisory Governing Documents Proposals, the Nasdaq Proposal, the Equity Incentive Plan Proposal, the Employee Stock Purchase Plan Proposal and the Adjournment Proposal, PCSC shareholders should keep in mind that the Sponsor, the Perceptive PIPE Investor, and PCSC’s officers and directors have interests in the Business Combination that are different from or in addition to (and which may conflict with) the interests of unaffiliated PCSC shareholders. Further, PCSC’s officers and directors have additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, which are set forth in more detail in the section titled “Information About PCSC—Conflicts of Interest.” We believe there were no such opportunities that were not presented as a result of the existing fiduciary or contractual obligations of our officers and directors to other entities. The PCSC Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination and Business Combination Agreement and in recommending to our shareholders that they vote in favor of the proposals to be presented at the extraordinary general meeting, including the Business Combination Proposal. PCSC shareholders should take these interests into account in deciding whether to approve the proposals presented at the extraordinary general meeting, including the Business Combination Proposal. These interests include, among other things:
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the fact that the Sponsor invested in PCSC an aggregate of $2,887,500, comprised of the $25,000 purchase price for 2,156,250 PCSC Class B Shares, or approximately $0.01 per share, and the $2,862,500 purchase price for 286,250 private placement shares at a purchase price of $10.00 per share. Subsequent to the initial purchase of the PCSC Class B Shares by the Sponsor, the Sponsor transferred 30,000 PCSC Class B Shares, to each of PCSC’s three independent directors, being Mark C. McKenna, Kenneth Song M.D., and Harlan W. Waksal, M.D. Such shares will have a significantly higher value at the time of the Business Combination or be worthless if the Business Combination is not consummated and PCSC is liquidated. Assuming a trading price of $13.58 per share of New Freenome Common Stock (based upon the closing price of the PCSC Class A Shares on the Nasdaq Capital Market on January 6, 2026), such 2,442,500 shares of New Freenome Common Stock that are expected to be issued to our initial shareholders at Closing would have an implied aggregate market value of $33.12 million (based upon the closing price of the PCSC Class A Shares on January 6, 2026). However, given that such shares of New Freenome Common Stock will be subject to certain restrictions, including those described elsewhere in this proxy statement/prospectus, PCSC believes such shares of New Freenome Common Stock have less value. Even if the trading price of the New Freenome Common Stock were as low as approximately $1.19 per share, the aggregate market value of such shares of New Freenome Common Stock held by the initial shareholders would be approximately equal to the initial investment in PCSC by the initial shareholders. Therefore, the Sponsor and its affiliates could earn a positive rate of return on their investments, even if other PCSC shareholders experience a negative rate of return in New Freenome and PCSC’s directors and officers and the Sponsor may have a conflict of interest in determining whether a particular business is an appropriate business with which to effectuate an initial business combination;

•
the fact that, as a result of the low purchase price paid for the PCSC Class B Shares, if the Business Combination is completed, the Sponsor and PCSC’s independent directors (Messrs. McKenna, Song and Waksal) are likely to be able to make a substantial profit on their investment in PCSC even at a time when the New Freenome Common Stock has lost significant value. Accordingly, the economic interests of the Sponsor and PCSC’s independent directors diverge from the economic interests of public shareholders because the Sponsor and PCSC’s independent directors will realize a gain on its investment from the completion of any business combination while public shareholders will realize a gain only if the post-closing trading price exceeds $10.00 per share;

•	the fact that the initial shareholders have agreed not to redeem any PCSC Shares held by them in connection with a shareholder vote to approve a Business Combination;
•	the fact that the initial shareholders have agreed to vote any PCSC Shares owned by them in favor of the Business Combination Proposal;
•
the fact that the initial shareholders have agreed to waive their rights to liquidating distributions from the trust account with respect to any PCSC Shares (other than public shares subsequently acquired by them) held by them if the Business Combination is not approved and PCSC fails to complete the Business Combination by June 13, 2026;

•
the fact that the Business Combination Agreement provides for the continued indemnification of PCSC’s existing directors and officers and requires PCSC to purchase, or cause to be purchased, at or prior to the Effective Time, and New Freenome to maintain in effect for a period of six years after the Effective Time, a “tail” policy providing directors’ and officers’ liability insurance coverage for certain PCSC directors and officers after the Business Combination;

•
the fact that the Sponsor and PCSC’s officers and directors will lose their entire investment in PCSC and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses incurred on PCSC’s behalf related to identifying, investigating, negotiating and completing an initial business combination if the Business Combination is not consummated by June 13, 2026. As of the date of this proxy statement/prospectus, PCSC does not owe the Sponsor any outstanding sums pursuant to any working capital loans, promissory notes, the existing administrative services and indemnification agreement between PCSC and the Sponsor, or otherwise;

•
the fact that, in connection with the Closing and immediately prior to the Effective Time, the Sponsor may elect to contribute Working Capital Loans, of up to $3,000,000, to PCSC in exchange for Working Capital Shares, which are convertible at the option of the Sponsor into shares of New Freenome Common Stock, at a conversion price of $10.00 per share;

•
the fact that if the trust account is liquidated, including in the event PCSC is unable to complete an initial business combination within the required time period, the Sponsor has agreed to indemnify PCSC to ensure that the proceeds in the trust account are not reduced below $10.00 per public share, or such lesser per public share amount as is in the trust account, by the claims of prospective target businesses with which PCSC has entered into an acquisition agreement or claims of any third party for services rendered or products sold to PCSC, but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the trust account;

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the fact that if the Business Combination or another business combination is not consummated by June 13, 2026, PCSC will cease all operations except for the purpose of winding up, redeeming 100% of the outstanding PCSC Class A Shares for cash and, subject to the approval of its remaining shareholders and the PCSC Board, liquidating and dissolving;

•
the fact that the Investor Rights Agreement was entered into with the initial shareholders, the Perceptive PIPE Investor and certain Freenome stockholders, which, among other things, (a) gives the initial shareholders, the Perceptive PIPE Investor and certain Freenome stockholders certain registration rights, including the right to have the offer and sale of their shares of New Freenome Common Stock registered on a resale registration statement to be filed by New Freenome shortly after the consummation of the Business Combination;

•
the fact that the Sponsor Letter Agreement was executed with the initial shareholders, pursuant to which the initial shareholders, among other things, waive all adjustments to the conversion ratio set forth in the Existing Governing Documents with respect to the PCSC Class B Shares, and agree to be bound by certain transfer restrictions with respect to PCSC Shares prior to the consummation of the Business Combination, in each case subject to the terms and conditions set forth therein. No consideration has been or will be paid to PCSC, Freenome or the initial shareholders in connection with the entry into the Sponsor Letter Agreement;

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the fact that the Perceptive PIPE Investor has entered into a subscription agreement to purchase 5,500,000 shares in the PIPE Financing, subject to the terms and conditions set forth in the Subscription Agreement executed by the Perceptive PIPE Investor. For more information on the assumptions underlying the number of shares described in the foregoing as being issuable on the Closing Date, please see “Risk Factors—Risks Related to the Business Combination and PCSC—PCSC shareholders will experience immediate dilution as a consequence of the issuance of New Freenome Common Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that PCSC’s current shareholders have on the management of New Freenome;”

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the fact that the Perceptive PIPE Investor, which is an affiliate of the Sponsor and certain of PCSC’s directors and officers, has a fully diluted equity ownership stake in Freenome of 7.89% (representing shares of Series B, C, D and F Freenome Preferred Stock), which, assuming a no redemption scenario, will convert into 5,615,003 shares of New Freenome Common Stock, or an approximately 12.04% equity stake in New Freenome in connection with the Business Combination. PCSC estimates that, at the Closing, if unrestricted and freely tradeable, such shares would be valued at approximately $184.1 million, based on the $13.58 closing price of the PCSC Class A Shares on January 6, 2026. However, given that such shares of New Freenome Common Stock will be subject to certain restrictions, including those described elsewhere in this proxy statement/prospectus, PCSC believes such shares have less value. See the assumptions underlying such ownership percentages described in the section entitled “Beneficial Ownership of Securities” and more information to consider under “Risk Factors—Risks Related to the Business Combination and PCSC—PCSC shareholders will experience immediate dilution as a consequence of the issuance of New Freenome Common Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that PCSC’s current shareholders have on the management of New Freenome.” Actual number of shares of New Freenome Common Stock issuable on the Closing Date will be determined pursuant to the terms of the Subscription Agreements and the Business Combination Agreement, as applicable;

•	the fact that Dr. Hukkelhoven, an executive officer of the Perceptive PIPE Investor, is a director of Freenome;
•	the fact that Joseph Edelman, Adam Stone, Michael Altman and Sam Cohn are affiliated with the Perceptive PIPE Investor;
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the right of the Sponsor and the Perceptive PIPE Investor to hold shares of New Freenome Common Stock following the Business Combination, subject to the terms and conditions of the lock-up restrictions; and

•	the fact that PCSC may be entitled to distribute or pay over funds held by PCSC outside the Trust Account to the Sponsor or any of its Affiliates prior to the Closing.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]
Tax Consequences to U.S. Holders of Public Shares That Elect to Exercise Redemption Rights
This section is addressed to U.S. Holders of Public Shares that elect to exercise redemption rights to receive cash in exchange for Public Shares in the PCSC Shareholder Redemption. For purposes of this discussion, a “Converting U.S. Holder” is a U.S. Holder that elects to exercise redemption rights in respect of all or a portion of its Public Shares.
The U.S. federal income tax consequences to a Converting U.S. Holder will depend on whether the redemption of the U.S. Holder’s Public Shares in the PCSC Shareholder Redemption qualifies as a sale of Public Shares under Section 302 of the Code or is treated as a distribution under Section 301 of the Code with respect to the Converting U.S. Holder. If the redemption qualifies as a sale of such U.S. Holder’s Public Shares, such U.S. Holder will generally recognize capital gain or capital loss equal to the difference, if any, between the amount of cash received and such
U.S. Holder’s tax basis in Public Shares redeemed. A U.S. Holder’s adjusted tax basis in its Public Shares will generally be equal to the amount such U.S. Holder paid for such Public Shares. This gain or loss should generally be long-term capital gain or loss if the holding period of such Public Shares is more than one year at the time of the redemption. However, it is possible that because of the redemption rights associated with the Public Shares, the holding period of such shares may not be considered to begin until the date of such redemption (and, thus, it is possible that long-term capital gain or loss treatment may not apply). The deductibility of capital losses is subject to limitations. Shareholders who hold different blocks of Public Shares (generally, Public Shares purchased or acquired on different dates or at different prices) are urged to consult their tax advisors to determine how the above rules apply to them.
A U.S. Holder’s redemption of Public Shares in the PCSC Shareholder Redemption generally will qualify as a sale if such redemption (i) is “substantially disproportionate,” (ii) results in a “complete termination” of such U.S. Holder’s interest in PCSC or (iii) is “not essentially equivalent to a dividend” with respect to the Converting U.S. Holder. For purposes of such tests with respect to a Converting U.S. Holder, that Converting U.S. Holder may be deemed to own not only shares actually owned, but also constructively owned, which in some cases may include shares such Converting U.S. Holder may acquire pursuant to options and shares owned by certain family members, certain estates and trusts of which the Converting U.S. Holder is a beneficiary and certain corporations and partnerships.
Generally, the redemption will be “substantially disproportionate” with respect to the Converting U.S. Holder if (i) the Converting U.S. Holder’s percentage ownership (including constructive ownership) of the outstanding voting shares (including all classes that carry voting rights) of PCSC is reduced immediately after the redemption to less than 80% of the Converting U.S. Holder’s percentage interest (including constructive ownership) in such shares immediately before the redemption; (ii) the Converting U.S. Holder’s percentage ownership (including constructive ownership) of the outstanding PCSC shares (both voting and nonvoting) immediately after the redemption is reduced to less than 80% of such percentage ownership (including constructive ownership) immediately before the redemption; and (iii) the Converting U.S. Holder owns (including constructive ownership), immediately after the redemption, less than 50% of the total combined voting power of all classes of shares of PCSC entitled to vote. There will be a “complete termination” of such Converting U.S. Holder’s interest if either (i) all of the PCSC shares actually and constructively owned by such Converting U.S. Holder are redeemed or (ii) all of the PCSC shares actually owned by such Converting U.S. Holder are redeemed and such Converting U.S. Holder is eligible to waive, and effectively waives in accordance with specific rules, the attribution of the PCSC shares owned by certain family members and such Converting U.S. Holder does not constructively own any other PCSC shares (including as a result of options or convertible securities) and otherwise complies with specific conditions. Whether the redemption will be considered “not essentially equivalent to a dividend” with respect to a Converting U.S. Holder will depend upon the particular circumstances of that Converting U.S. Holder. However, the redemption generally must result in a meaningful reduction in the Converting U.S. Holder’s actual or constructive percentage ownership of PCSC. Whether the redemption will result in a “meaningful reduction” in such Converting U.S. Holder’s proportionate interest will depend on the particular facts and circumstances applicable to it. If the Converting U.S. Holder’s relative interest in PCSC is a small minority interest and the shareholder exercises no control over corporate affairs, taking into account the effect of redemptions by other shareholders, and its percentage ownership (including constructive ownership) is reduced as a result of the redemption, such Converting U.S. Holder may be regarded as having a meaningful reduction in its interest pursuant to a published ruling in which the IRS indicated that even a small reduction in the proportionate interest of a small minority shareholder in a publicly held corporation who exercises no control over corporate affairs may constitute such a “meaningful reduction.” A U.S. Holder is urged to consult with its tax advisors as to the tax consequences to it of any redemption of its Public Shares.
If none of the tests described above applies, the consideration paid to the Converting U.S. Holder generally will be treated as dividend income for U.S. federal income tax purposes to the extent of PCSC’s current or accumulated earnings and profits. Any distribution in excess of such earnings and profits will reduce the Converting U.S. Holder’s basis in the Public Shares (but not below zero) and any remaining excess will be treated as capital gain realized on the sale or other disposition of the Public Shares. After the application of those rules, any remaining tax basis of the Converting U.S. Holder in the Public Shares redeemed will generally be added to the Converting U.S. Holder’s adjusted tax basis in its remaining Public Shares. U.S. Holders who hold different blocks of Public Shares (generally, shares of PCSC purchased or acquired on different dates or at different prices) are urged to consult their tax advisors to determine how the above rules apply to them.
Because the Domestication will occur after PCSC Shareholder Redemptions, U.S. Holders exercising redemption rights should not be subject to the potential tax consequences of Section 367(b) of the Code as a result of the Domestication (discussed further above).
ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE TAX CONSEQUENCES TO THEM OF A REDEMPTION OF ALL OR A PORTION OF THEIR PUBLIC SHARES PURSUANT TO AN EXERCISE OF REDEMPTION RIGHTS.

De-SPAC, Federal Income Taxes Consequences, Target Company Security Holders [Text Block]
Tax Consequences of the Mergers to U.S. Holders of Freenome Common Stock
In accordance with the Business Combination Agreement, the parties to the Business Combination Agreement intend that the Mergers, taken together as an integrated transaction (referred to herein as the “Integrated Merger”), qualify as a “reorganization” within the meaning of Section 368(a) of the Code and that each of Freenome, New Freenome, Merger Sub I and Merger Sub II will be a “party to the reorganization” within the meaning of Section 368(b) of the Code, and the Integrated Merger should qualify as a “reorganization” within the meaning of Section 368(a) of the Code. This discussion, to the extent it sets forth legal conclusions with respect to matters of U.S. federal income tax law regarding the material U.S. federal income tax consequences of the Integrated Mergers to holders of Freenome Common Stock, constitutes the opinion of Goodwin Procter LLP, based on, and subject to, customary assumptions, qualifications and limitations, and the assumptions, qualifications and limitations herein and in the opinion included as Exhibit 8.2 hereto.
Consequences if the Integrated Merger Qualifies as a Reorganization under Section 368(a) of the Code
Subject to the foregoing, Freenome and New Freenome intend to report the Integrated Merger as a tax-deferred “reorganization” pursuant to Section 368(a) of the Code. However, neither Freenome nor New Freenome intends to request any ruling or other guidance from the IRS on the U.S. federal income tax treatment of the Integrated Merger. Because of the many fact-specific requirements to qualify as a tax-deferred “reorganization,” no assurance can be given that the Integrated Merger will qualify as a tax-deferred reorganization or that thereunder, or that a court would not sustain such challenge. If the IRS were to successfully challenge the “reorganization” status of the Integrated Merger, the tax consequences would vary significantly from those set forth immediately below; a summary of such tax consequences is provided further below under “Consequences if the Integrated Merger Does Not Qualify as a Reorganization under Section 368(a) of the Code”.
Assuming that the Integrated Merger qualifies as a “reorganization” under the provisions of Section 368(a) of the Code, in general, the following U.S. federal income tax consequences are expected to result to U.S. Holders who exchange shares of Freenome Common Stock for shares of New Freenome Common Stock in the Integrated Merger:
•	U.S. Holders will not recognize gain or loss on the exchange of shares of Freenome Common Stock solely for shares of New Freenome Common Stock in the Integrated Merger;
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U.S. Holders who receive cash in lieu of fractional shares of New Freenome Common Stock in the Integrated Merger generally will be treated as having received such fractional shares in the Integrated Merger and then as having received cash in redemption of such fractional shares. Gain or loss will be recognized based on the difference between the amount of cash received in lieu of the fractional share of New Freenome Common Stock and the portion of the U.S. Holder’s adjusted tax basis in the shares of Freenome Common Stock surrendered which is allocable to the fractional share of New Freenome Common Stock, and adjusted as described above;

•
The aggregate tax basis of the shares of New Freenome Common Stock received by a U.S. Holder in the Integrated Merger generally will be the same as the aggregate tax basis of shares of Freenome Common Stock surrendered in exchange therefor, decreased by the amount of cash received and increased by the amount of gain recognized by the U.S. Holder in the Integrated Merger; and

•
The holding period of New Freenome Common Stock received by a U.S. Holder in the Integrated Merger will include the holding period of the shares of Freenome Common Stock surrendered by the U.S. Holder in the Integrated Merger.

U.S. Holders should consult their tax advisors with respect to the allocation of tax basis between their stock consideration and their non-stock consideration, the amount of gain recognized, and the applicability of any tax reporting requirements to their particular circumstances.
If the Integrated Merger qualifies as a “reorganization” within the meaning of Section 368(a) of the Code, each significant U.S. Holder receiving shares of New Freenome Common Stock in the Integrated Merger would be required to file a statement with its U.S. federal income tax return containing the information listed in Treasury Regulations Section 1.368-3, including the U.S. Holder’s tax basis in the shares of Freenome Common Stock exchanged therefor and a description of the parties to the reorganization. A significant U.S. Holder includes any U.S. Holder who, immediately before the reorganization, either (i) owned at least 1% (by vote or value) of the outstanding capital stock of Freenome or (ii) owned securities of Freenome that had an adjusted tax basis of $1,000,000 or more.
Consequences if the Integrated Merger Does Not Qualify as a Reorganization under Section 368(a) of the Code
A successful IRS challenge to the “reorganization” status of the Integrated Merger would result in U.S. Holders being treated as if they sold their shares of Freenome Common Stock in a fully taxable transaction in the First Merger. In that case, a U.S. Holder would recognize gain or loss equal to the difference between the amount of cash and the fair market value of New Freenome Common Stock received by such U.S. Holder in the First Merger and the U.S. Holder’s adjusted tax basis of the shares of Freenome Common Stock surrendered in the exchange. Such recognized gain or loss will be long-term capital gain or loss if the shares of Freenome Common Stock have been held for more than one year as of the date of the First Merger, and will be short-term capital gain or loss if the shares of Freenome Common Stock have been held for one year or less. The amount and character of gain or loss will be computed separately for each block of shares of Freenome Common Stock that was purchased by the U.S. Holder in the same transaction.
Non-U.S. Holders
Tax Consequences for Non-U. S. Holders of Owning and Disposing of New Freenome Common Stock
Distributions on New Freenome Common Stock.
Distributions of cash or property to a Non-U.S. Holder in respect of New Freenome Common Stock received in the Domestication generally will constitute dividends for U.S. federal income tax purposes to the extent paid from New Freenome’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles. If a distribution exceeds New Freenome’s current and accumulated earnings and profits, the excess will generally be treated first as a tax-free return of capital to the extent of the Non-U.S. Holder’s adjusted tax basis in its New Freenome Common Stock. Any remaining excess will be treated as capital gain and will be treated as described below under “—Gain on Disposition of New Freenome Common Stock.”
Dividends paid to a Non-U.S. Holder of New Freenome Common Stock generally will be subject to withholding of U.S. federal income tax at a 30% rate unless such Non-U.S. Holder is eligible for a reduced rate of withholding tax under an applicable income tax treaty and provides proper certification of its eligibility for such reduced rate as described below. However, dividends that are effectively connected with the conduct of a trade or business by the Non-U.S. Holder within the United States (and, if required by an applicable income tax treaty, are attributable to a U.S. permanent establishment or fixed base of the Non-U.S. Holder) are not subject to such withholding tax, provided certain certification and disclosure requirements are satisfied (generally by providing an IRS Form W-8ECI). Instead, such dividends are subject to United States federal income tax on a net income basis in the same manner as if the Non-U.S. Holder were a United States person as defined under the Code. Any such effectively connected dividends received by a foreign corporation may be subject to an additional “branch profits tax” at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.
A Non-U.S. Holder of New Freenome Common Stock who wishes to claim the benefit of an applicable treaty rate and avoid backup withholding, as discussed below, for dividends will be required (a) to complete the applicable IRS Form W-8 and certify under penalty of perjury that such holder is not a United States person as defined under the Code and is eligible for treaty benefits or (b) if such Non-U.S. Holder’s New Freenome Common Stock is held through certain foreign intermediaries, to satisfy the relevant certification requirements of applicable United States Treasury Regulations. Special certification and other requirements apply to certain Non-U.S. Holders that are pass-through entities rather than corporations or individuals.
A Non-U.S. Holder of New Freenome Common Stock eligible for a reduced rate of U.S. withholding tax pursuant to an income tax treaty may obtain a refund of any excess amounts withheld by timely filing an appropriate claim for refund with the IRS. Non-U.S. Holders are urged to consult their tax advisors regarding their entitlement to the benefits under any applicable income tax treaty.
Gain on Disposition of New Freenome Common Stock.
Subject to the below discussion of backup withholding and the Foreign Account Tax Compliance Act (as defined below), any gain realized by a Non-U.S. Holder on the taxable disposition of New Freenome Common Stock generally will not be subject to U.S. federal income tax unless:
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the gain is effectively connected with a trade or business of the Non-U.S. Holder in the United States (and, if required by an applicable income tax treaty, is attributable to a United States permanent establishment or fixed base of the Non-U.S. Holder);

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the Non-U.S. Holder is an individual who is present in the United States for a period or periods aggregating 183 days or more in the taxable year of the disposition, and certain other conditions are met; or

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New Freenome is or has been a “United States real property holding corporation” for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of disposition or the Non-U.S. Holder’s holding period for such securities disposed of, and either (A) New Freenome Common Stock is not considered to be regularly traded on an established securities market or (B) such Non-U.S. Holder has owned or is deemed to have owned, at any time during the shorter of the five-year period preceding such disposition and such Non-U.S. Holder’s holding period more than 5% of outstanding New Freenome Common Stock. There can be no assurance that New Freenome Common Stock will be treated as regularly traded on an established securities market for this purpose.

A non-corporate Non-U.S. Holder described in the first bullet point immediately above will be subject to tax on the net gain derived from the sale of New Freenome Common Stock under regular U.S. federal income tax rates. An individual Non-U.S. Holder described in the second bullet point immediately above will be subject to a flat 30% tax on the gain derived from the sale of New Freenome Common Stock, which may be offset by certain United States source capital losses, even though the individual is not considered a resident of the United States, provided that the individual has timely filed U.S. federal income tax returns with respect to such losses. If a Non-U.S. Holder that is a foreign corporation falls under the first bullet point immediately above, it will be subject to tax on its net gain in the same manner as if it were a United States person as defined under the Code and, in addition, may be subject to the “branch profits tax” equal to 30% (or such lower rate as may be specified by an applicable income tax treaty) of its effectively connected earnings and profits, subject to adjustments.
If the last bullet point immediately above applies to a Non-U.S. Holder, gain recognized by such Non-U.S. Holder on the sale, exchange or other disposition of New Freenome Common Stock generally will be subject to tax at generally applicable U.S. federal income tax rates. In addition, a buyer of such New Freenome Common Stock from a Non-U.S. Holder may be required to withhold U.S. income tax at a rate of 15% of the amount realized upon such disposition. New Freenome generally will be classified as a “U.S. real property holding corporation” if the fair market value of its “United States real property interests” equals or exceeds 50% of the sum of the fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business, as determined for U.S. federal income tax purposes. New Freenome does not expect to be classified as a “U.S. real property holding corporation” following the Business Combination. However, such determination is factual in nature and subject to change, and no assurance can be provided as to whether New Freenome is or will be a U.S. real property holding corporation with respect to a Non-U.S. Holder following the Business Combination or at any future time.
Information Reporting and Backup Withholding
New Freenome generally must report annually to the IRS and to each Non-U.S. Holder the amount of dividends paid to such holder and the tax withheld with respect to such dividends, regardless of whether withholding was required. Copies of the information returns reporting such dividends and withholding may also be made available to the tax authorities in the country in which the Non-U.S. Holder resides under the provisions of an applicable income tax treaty.
A Non-U.S. Holder generally will be subject to backup withholding for dividends paid to such holder unless such holder certifies under penalty of perjury that it is a Non-U.S. Holder (and the payor does not have actual knowledge or reason to know that such holder is a United States person as defined under the Code), or such holder otherwise establishes an exemption.
Information reporting and, depending on the circumstances, backup withholding generally will apply to the proceeds of a sale of New Freenome Common Stock within the United States or conducted through certain United
States-related financial intermediaries, unless the beneficial owner certifies under penalty of perjury that it is a Non-U.S. Holder (and the payor does not have actual knowledge or reason to know that the beneficial owner is a United States person as defined under the Code), or such owner otherwise establishes an exemption.
Any amounts withheld under the backup withholding rules may be allowed as a refund or a credit against a Non-U.S. Holder’s U.S. federal income tax liability provided the required information is timely furnished to the IRS.
Foreign Account Tax Compliance Act
Sections 1471 through 1474 of the Code and the Treasury Regulations and administrative guidance promulgated there under (commonly referred as the “Foreign Account Tax Compliance Act” or “FATCA”) generally impose withholding at a rate of 30% in certain circumstances on dividends in respect of, and (subject to the proposed Treasury Regulations discussed below) gross proceeds from the sale or other disposition of, securities (including New Freenome Common Stock) which are held by or through certain foreign financial institutions (including investment funds), unless any such institution (i) enters into, and complies with, an agreement with the IRS to report, on an annual basis, information with respect to interests in, and accounts maintained by, the institution that are owned by certain U.S. persons and by certain non-U.S. entities that are wholly or partially owned by U.S. persons and to withhold on certain payments or (ii) if required under an inter-governmental agreement between the U.S. and an applicable foreign country, reports such information to its local tax authority, which will exchange such information with the U.S. authorities. An inter-governmental agreement between the U.S. and an applicable foreign country may modify these requirements. Accordingly, the entity through which New Freenome Common Stock are held will affect the determination of whether such withholding is required. Similarly, dividends in respect of, and (subject to the proposed Treasury Regulations discussed below) gross proceeds from the sale or other disposition of, New Freenome Common Stock held by an investor that is a non-financial non-U.S. entity that does not qualify under certain exceptions will generally be subject to with-holding at a rate of 30%, unless such entity either (i) certifies to the applicable with holding agent that such entity does not have any “substantial United States owners” or (ii) provides certain information regarding the entity’s “substantial United States owners,” which will in turn be provided to the U.S. Department of Treasury.
Under the applicable Treasury Regulations and administrative guidance, withholding under FATCA generally applies to payments of dividends in respect of New Freenome Common Stock. While withholding under FATCA generally would also apply to payments of gross proceeds from the sale or other disposition of securities (including New Freenome Common Stock), proposed Treasury Regulations eliminate FATCA withholding on payments of gross proceeds entirely. Tax-payers generally may rely on these proposed Treasury Regulations until final Treasury Regulations are issued. All holders should consult their tax advisors regarding the possible implications of FATCA on their investment in New Freenome Common Stock.

De-SPAC Transaction, Accounting Treatment [Text Block]
Anticipated Accounting Treatment of the Business Combination
The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP, whereby PCSC is treated as the acquired company and Freenome is treated as the accounting acquirer. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of Freenome issuing stock for the net assets of PCSC, accompanied by a recapitalization. The net assets of PCSC will be stated at fair value, which approximates their historical cost, with no goodwill or other intangible assets recorded. Subsequently, results of operations presented for the periods prior to the Business Combination will be for those of Freenome.
Freenome has been determined to be the accounting acquirer in the Business Combination based on the following predominate factors:
•
Freenome’s existing shareholders will have the greatest voting interest in the combined entity under the no redemption and maximum redemption scenarios with over 63% of the voting interest in each scenario;

•	Freenome will have the ability to designate a majority of the initial members of New Freenome’s Board;
•	Freenome’s senior management will be the senior management of the combined entity;
•	Freenome is the larger entity based on historical operating activity and has the larger employee base; and
•	The post-combined company will assume a Freenome branded name: “Freenome, Inc.”

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]
Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of PCSC and New Freenome according to applicable law and/or the governing documents of PCSC and New Freenome. You also should review the Proposed Certificate of Incorporation and the Proposed Bylaws of New Freenome attached hereto as Annex H and Annex I to this proxy statement/prospectus, as well as the DGCL and corporate laws of the Cayman Islands, including the Cayman Companies Act, to understand how these laws apply to PCSC and New Freenome.

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Stockholder/Shareholder Approval of Business Combinations
Mergers require a special resolution, and any other authorization as may be specified in the relevant articles of association. Parties holding certain security interests in the constituent companies must also consent.

All mergers (other than parent/subsidiary mergers) require shareholder approval—there is no exception for smaller mergers.

Where a bidder has acquired 90% or more of the shares in a Cayman Islands company, it can compel the acquisition of the shares of the remaining shareholders and thereby become the sole shareholder.

A Cayman Islands company may also be acquired through a “scheme of arrangement” sanctioned by (i) in relation to a compromise or arrangement between a company and its creditors or any class of them, a majority in number of such creditors or class of creditors with whom the arrangement is to be made and who must in addition represent 75% in value of such creditors or class of creditors, as the case may be, that are present and voting either in person or by proxy at a meeting summoned for that purpose; and (ii) in relation to a compromise or arrangement between a company and its shareholders or any class of them, shareholders who represent 75% in value of the company’s shareholders or class of shareholders, as the case may be, that are present and voting either in person or by proxy at a meeting summoned for that purpose.

Mergers that require a vote of stockholders require approval by the holders of a majority in voting power of all outstanding shares entitled to vote on the matter. Mergers in which (1) the corporation’s certificate of incorporation is not amended, (2) each share of the corporation’s stock outstanding or held in treasury immediately before the effectiveness of the merger is to be an identical outstanding or treasury share of the surviving corporation, and (3) either no shares of common stock of the corporation and no shares, securities or obligations convertible into such stock are to be issued in the merger, or the authorized unissued shares or treasury shares of common stock of the corporation to be issued or delivered plus those initially issuable upon conversion of any other shares, securities or obligations to be issued or delivered under such plan do not exceed 20% of the shares of common stock of the corporation outstanding immediately before the merger. Mergers that contemplate a qualifying holding company reorganization do not require approval of stockholders of the corporation that is the parent prior to the merger. Mergers in which the target is widely traded, the acquirer consummates a qualifying tender offer, and a sufficient number of target stockholders tender do not require approval of target stockholders. Mergers in which a

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corporation or entity owns 90% or more of the outstanding shares of each class of stock of a corporation that would otherwise be entitled to vote on a merger may be completed without the approval of such corporation’s board of directors or any vote of its stockholders.

Stockholder/Shareholder Votes for Routine Matters
Under Cayman Islands law and the Existing Governing Documents, routine corporate matters may be approved by an ordinary resolution (being a resolution passed by a simple majority of the votes cast by or on behalf of the shareholders present in person or represented by proxy at the applicable general meeting and entitled to vote on such matter).

Unless a different voting standard is set forth in the certificate of incorporation or bylaws, approval of routine corporate matters other than director elections that are put to a stockholder vote require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter and director elections require a plurality vote of the shares present in person or represented by proxy at the meeting and entitled to vote on the election of directors.

Appraisal Rights and Dissenters’ Rights	Minority shareholders that dissent from a Cayman Islands statutory merger are entitled to be paid the fair market value of their shares, which if necessary may ultimately be determined by the court.
Appraisal rights permit a stockholder to receive cash generally equal to the fair value of the stockholder’s shares (as determined by agreement of the parties or by a court) in lieu of the consideration such stockholder would otherwise receive in the applicable transaction. Appraisal rights are generally available to the holders of shares of any class or series of stock of a Delaware corporation in a merger, consolidation, conversion or domestication, provided that no appraisal rights are available with respect to shares of any class or series of stock if, at the record date for the meeting held to approve such transaction, such shares of stock, or depositary receipts in respect thereof, are either (i) listed on a national securities exchange or (ii) held of record by more than 2,000 holders of record, unless the stockholders are required to receive anything other than shares of stock of the surviving or resulting corporation (or depositary receipts in respect

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thereof), or of any other corporation that is listed on a national securities exchange or held by more than 2,000 holders of record, cash in lieu of fractional shares or fractional depositary receipts described above or any combination of the foregoing.

Inspection of Books and Records	Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company.
Any stockholder, upon written demand stating the purpose thereof, has the right to inspect the corporation’s stock ledger and other books and records for a proper purpose during the usual hours for business, subject to additional terms, requirements and exceptions.

Stockholder/Shareholder Lawsuits
In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company, but only in certain limited circumstances.

The DGCL provides that a stockholder may bring a derivative suit by or in the right of the corporation provided that the complaint must aver that the plaintiff was a stockholder at the time of the challenged transaction or that their stock devolved upon them by operation of law. Additional pleading requirements apply under Delaware law.

Fiduciary Duties of Directors
A director owes fiduciary duties to a company, including to exercise loyalty, honesty and good faith to the company as a whole.

In addition to fiduciary duties, directors owe a duty of care, diligence and skill.

Such duties are owed to the company but may be owed directly to creditors or shareholders in certain limited circumstances.
Directors owe fiduciary duties of care and loyalty to the corporation and its stockholders.

Indemnification of Directors and Officers
A Cayman Islands company generally may indemnify its directors or officers except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against willful default, willful neglect, civil fraud or the consequences of committing a crime.

In actions, suits or proceedings that are not brought by or in right of the corporation, the DGCL permits a corporation to indemnify current and former directors, officers, employees and agents for attorneys’ fees and other expenses, judgments and amounts paid in settlement that the person actually and reasonably incurred in connection with the action, suit or proceeding. The person seeking indemnity may

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recover under these statutory provisions as long as they acted in good faith and in a manner the person reasonably believed was in or not opposed to the best interests of the corporation, and in the case of a criminal proceeding, that such person had no reasonable cause to believe their conduct was unlawful.

In actions, suits or proceedings that are brought by or in right of the corporation, the DGCL permits a corporation to indemnify its directors, officers, employees or agents for expenses that the person actually and reasonably incurred, except that the corporation may not indemnify the person for any claim, issue or matter as to which the person has been adjudged liable to the corporation unless and only to the extent that the court in which the action or suit was brought determines that, despite the adjudication of liability but in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses.

The DGCL requires a corporation to indemnify its directors and officers against the expenses they actually and reasonably incur in defending against any action, suit or proceeding for which they may be indemnified if they have been successful on the merits or otherwise in the defense.

In addition, the DGCL provides that expenses incurred by an officer, director, employee or agent of a corporation in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding. In the case of a current director or officer, the advances may be made only upon the corporation’s receipt of an undertaking by or on behalf of the director or officer to

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repay the amount if it is ultimately determined that the director or officer is not entitled to be indemnified by the corporation as authorized under the DGCL.

The provisions permitting a corporation to provide rights to indemnification or advancement of expenses may be made mandatory through the certificate of incorporation or bylaws or by agreement.
Limited Liability of Directors Liability of directors may be limited, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide exculpation for willful default, willful neglect, civil fraud or the consequences of committing a crime. The DGCL permits the certificate of incorporation of the corporation to contain a provision limiting or eliminating the personal monetary liability of a director or officer to the corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, knowing violations of law, unlawful repurchases or dividends for directors, or improper personal benefit, and with respect to an officer in any action by or in the right of the corporation
Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]
The Proposed Certificate of Incorporation and Proposed Bylaws differ in certain material respects from the Existing Governing Documents. The following table sets forth a summary of the principal changes proposed to be made between the Existing Governing Documents and the Proposed Certificate of Incorporation and Proposed Bylaws, as applicable, for New Freenome. This summary is qualified by reference to the complete text of the Existing Governing Documents of PCSC, attached as exhibit 3.1 to this registration statement on Form S-4 and the complete text of the Proposed Certificate of Incorporation and Proposed Bylaws, the forms of which are attached to this proxy statement/prospectus as Annex H and Annex I. All shareholders are encouraged to read the Proposed Certificate of Incorporation and Proposed Bylaws in their entirety for a more complete description of their terms.

	Existing Governing Documents	Proposed Governing Documents
Authorized Shares
The share capital under the Existing Governing Documents is US$50,000 divided into 479,000,000 Class A ordinary shares of par value US$0.0001 per share, 20,000,000 PCSC Class B Shares of par value US$0.0001 per share and 1,000,000 preference shares of par value US$0.0001 per share.

See paragraph 8 of the current amended and restated memorandum of association.

The Proposed Governing Documents authorize 1,010,000,000 shares, consisting of 1,000,000,000 shares of New Freenome Common Stock and 10,000,000 shares of undesignated preferred stock, each par value $0.0001 per share.

See Article IV of the Proposed Certificate of Incorporation.

Voting	The Existing Governing Documents provide that holders of PCSC Class A Shares and PCSC Class B Shares will vote together as a	The holders of New Freenome Common Stock will be entitled to cast one vote per share. Except as

	Existing Governing Documents	Proposed Governing Documents

single class on all matters submitted to the shareholders for their vote or approval, except as required by applicable law or provided by the Existing Governing Documents, and that shareholders are entitled to one vote per share on all matters submitted to the shareholders for their vote or approval.

See Article 15.3 of the Existing Governing Documents.

otherwise required by law, the Proposed Certificate of Incorporation or the Proposed Bylaws, when quorum is present at any meeting of stockholders, any matter before the meeting shall be decided by majority of the votes properly cast for and against such matter and each election of directors shall be determined by a plurality of votes cast.

See Article I, Section 6 of the Proposed Bylaws.

Authorize the Company to Make Issuances of Preferred Stock Without Stockholder Consent
The Existing Governing Documents authorize the issuance of 1,000,000 preference shares with such designations, rights and preferences as may be determined from time to time by our board of directors. Accordingly, the PCSC Board is empowered under the Existing Governing Documents, without shareholder approval, to issue preference shares with voting, preferences and other special rights which could adversely affect the voting power or other rights of the holders of ordinary shares.

See 3.2 of the Existing Governing Documents.

The Proposed Certificate of Incorporation authorizes the New Freenome Board to create and issue one or more series of preferred stock, with such rights, powers and preferences (and qualifications, limitations and restrictions) as may be determined by the New Freenome Board and as may be permitted by the DGCL.

See Article IV, Section B of the Proposed Certificate of Incorporation.

Shareholder/Stockholder Written Consent in Lieu of a Meeting
The Existing Governing Documents provide that resolutions may be passed by a vote in person, by proxy at a general meeting, or by unanimous written resolution.

See Articles 14.19 and 14.20 of the Existing Governing Documents.

The Proposed Certificate of Incorporation allows stockholders to vote in person or by proxy at a meeting of stockholders but prohibits the ability of stockholders to act by consent in lieu of a meeting (subject to the rights of the holders of one or more outstanding series of preferred stock).

See Article V, Section 1 of the Proposed Certificate of Incorporation.

Classified Board
The Existing Governing Documents provide that the PCSC Board will be divided into three classes with only one class of directors being elected in each year and each class serving for a three-year term.

See Article 17.4 of the Existing Governing Documents.

The Proposed Certificate of Incorporation provides that, other than any directors elected by a special vote of any series of preferred stock the New Freenome Board will be divided into three classes with only one class of directors being elected in each year and each class serving for a three-year term.

	Existing Governing Documents	Proposed Governing Documents
See Article VI, Section 2 of the Proposed Certificate of Incorporation.

Corporate Name	The Existing Governing Documents provide the name of the company is “Perceptive Capital Solutions Corp” See paragraph 1 of the Existing Governing Documents.	The Proposed Certificate of Incorporation will provide that the name of New Freenome will be “Freenome, Inc.” See Article I of the Proposed Certificate of Incorporation.

Perpetual Existence
The Existing Governing Documents provide that if we do not consummate a business combination (as defined in the Existing Governing Documents) by June 13, 2026, PCSC shall cease all operations except for the purposes of winding up and shall redeem the shares issued in PCSC’s initial public offering and liquidate the trust account.

See Article 38.8 of the Existing Governing Documents.
New Freenome’s existence will be perpetual pursuant to the default rule under the DGCL.

Takeovers by Interested Stockholders
The Existing Governing Documents provide that if we do not consummate a business combination (as defined in the Existing Governing Documents) by June 13, 2026, PCSC shall cease all operations except for the purposes of winding up and shall redeem the shares issued in the IPO and liquidate the trust account.

See Article 38.8 of the Existing Governing Documents.

The DGCL provides for certain restrictions regarding “business combinations” with “interested stockholders” (as such terms are defined in Section 203 of the DGCL) and the Proposed Governing Documents do not opt out of such restrictions.

See the description of such restrictions in the subsection titled “— Anti-Takeover Provisions” in the section titled “Description of New Freenome Securities” below.

Provisions Related to Status as Blank Check Company
The Existing Governing Documents set forth various provisions related to our status as a blank check company prior to the consummation of a business combination.
See Article 38 of the Existing Governing Documents.

The Proposed Governing Documents do not include such provisions related to our status as a blank check company, which no longer will apply upon the Closing, as we will cease to be a blank check company at such time.